UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811‑05309
Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: December 31
Date of reporting period: June 30, 2026

Item 1.	Reports to Stockholders.

Semi-Annual Shareholder Report June 30, 2026

Nuveen Global Infrastructure Fund
Class A Shares/FGIAX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Global Infrastructure Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$64	1.20%

*	Annualized for period less than one year.

Fund Statistics (as of June 30, 2026)

Fund net assets	$570,843,093

Total number of portfolio holdings	68

Portfolio turnover (%)	47%

1

What did the Fund invest in? (as of June 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

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Semi-Annual Shareholder Report June 30, 2026

Nuveen Global Infrastructure Fund
Class C Shares/FGNCX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Global Infrastructure Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$104	1.95%

*	Annualized for period less than one year.

Fund Statistics (as of June 30, 2026)

Fund net assets	$570,843,093

Total number of portfolio holdings	68

Portfolio turnover (%)	47%

1

What did the Fund invest in? (as of June 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

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2

Semi-Annual Shareholder Report June 30, 2026

Nuveen Global Infrastructure Fund
Class R6 Shares/FGIWX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Global Infrastructure Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$47	0.88%

*	Annualized for period less than one year.

Fund Statistics (as of June 30, 2026)

Fund net assets	$570,843,093

Total number of portfolio holdings	68

Portfolio turnover (%)	47%

1

What did the Fund invest in? (as of June 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

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Semi-Annual Shareholder Report June 30, 2026

Nuveen Global Infrastructure Fund
Class I Shares/FGIYX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Global Infrastructure Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$51	0.95%

*	Annualized for period less than one year.

Fund Statistics (as of June 30, 2026)

Fund net assets	$570,843,093

Total number of portfolio holdings	68

Portfolio turnover (%)	47%

1

What did the Fund invest in? (as of June 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

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2

Semi-Annual Shareholder Report June 30, 2026

Nuveen Global Infrastructure Fund
ETF Class Shares/NGIF

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the ETF Class Shares of the Nuveen Global Infrastructure Fund for the period of June 2, 2026 to June 30, 2026. You can find additional information at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

ETF Class Shares	$44	0.86%

*	Annualized for period less than one year.

Fund Statistics (as of June 30, 2026)

Fund net assets	$570,843,093

Total number of portfolio holdings	68

Portfolio turnover (%)	47%

1

What did the Fund invest in? (as of June 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

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Semi-Annual Shareholder Report June 30, 2026

Nuveen Real Asset Income Fund
Class A Shares/NRIAX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Real Asset Income Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$60	1.16%

*	Annualized for period less than one year.

Fund Statistics (as of June 30, 2026)

Fund net assets	$1,208,208,336

Total number of portfolio holdings	458

Portfolio turnover (%)	40%

1

What did the Fund invest in? (as of June 30, 2026)

(1)	Includes 14.8% of $1,000 Par Preferred and/or Contingent Capital Securities.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

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Semi-Annual Shareholder Report June 30, 2026

Nuveen Real Asset Income Fund
Class C Shares/NRICX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Real Asset Income Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$98	1.91%

*	Annualized for period less than one year.

Fund Statistics (as of June 30, 2026)

Fund net assets	$1,208,208,336

Total number of portfolio holdings	458

Portfolio turnover (%)	40%

1

What did the Fund invest in? (as of June 30, 2026)

(1)	Includes 14.8% of $1,000 Par Preferred and/or Contingent Capital Securities.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

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2

Semi-Annual Shareholder Report June 30, 2026

Nuveen Real Asset Income Fund
Class R6 Shares/NRIFX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Real Asset Income Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$41	0.80%

*	Annualized for period less than one year.

Fund Statistics (as of June 30, 2026)

Fund net assets	$1,208,208,336

Total number of portfolio holdings	458

Portfolio turnover (%)	40%

1

What did the Fund invest in? (as of June 30, 2026)

(1)	Includes 14.8% of $1,000 Par Preferred and/or Contingent Capital Securities.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

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2

Semi-Annual Shareholder Report June 30, 2026

Nuveen Real Asset Income Fund
Class I Shares/NRIIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Real Asset Income Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$47	0.91%

*	Annualized for period less than one year.

Fund Statistics (as of June 30, 2026)

Fund net assets	$1,208,208,336

Total number of portfolio holdings	458

Portfolio turnover (%)	40%

1

What did the Fund invest in? (as of June 30, 2026)

(1)	Includes 14.8% of $1,000 Par Preferred and/or Contingent Capital Securities.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

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2

Semi-Annual Shareholder Report June 30, 2026

Nuveen Real Estate Securities Fund
Class A Shares/FREAX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Real Estate Securities Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$64	1.18%

*	Annualized for period less than one year.

Fund Statistics (as of June 30, 2026)

Fund net assets	$820,590,894

Total number of portfolio holdings	67

Portfolio turnover (%)	39%

1

What did the Fund invest in? (as of June 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

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2

Semi-Annual Shareholder Report June 30, 2026

Nuveen Real Estate Securities Fund
Class C Shares/FRLCX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Real Estate Securities Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at https://www.nuveen.com/en-us/ mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$104	1.93%

*	Annualized for period less than one year.

Fund Statistics (as of June 30, 2026)

Fund net assets	$820,590,894

Total number of portfolio holdings	67

Portfolio turnover (%)	39%

1

What did the Fund invest in? (as of June 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

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2

Semi-Annual Shareholder Report June 30, 2026

Nuveen Real Estate Securities Fund
Class R6 Shares/FREGX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Real Estate Securities Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$39	0.72%

*	Annualized for period less than one year.

Fund Statistics (as of June 30, 2026)

Fund net assets	$820,590,894

Total number of portfolio holdings	67

Portfolio turnover (%)	39%

1

What did the Fund invest in? (as of June 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

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Semi-Annual Shareholder Report June 30, 2026

Nuveen Real Estate Securities Fund
Class I Shares/FARCX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Real Estate Securities Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$50	0.93%

*	Annualized for period less than one year.

Fund Statistics (as of June 30, 2026)

Fund net assets	$820,590,894

Total number of portfolio holdings	67

Portfolio turnover (%)	39%

1

What did the Fund invest in? (as of June 30, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

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2

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Portfolio of Investments June 30, 2026
Global Infrastructure
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.9%
563041340 COMMON STOCKS - 98.6%
AUSTRALIA - 5.3%
278,270 Atlas Arteria Ltd $ 982,620
1,221,657 Dalrymple Bay Infrastructure Ltd 4,859,687
567,229 (a) NEXTDC Ltd 5,746,554
1,683,222 Qube Holdings Ltd 5,943,433
1,288,833 Transurban Group 12,814,791
TOTAL AUSTRALIA 30,347,085
BELGIUM - 1.1%
37,753 Elia Group S.A. 6,011,750
TOTAL BELGIUM 6,011,750
CANADA - 7.6%
126,093 AltaGas Ltd 4,657,862
38,126 Canadian National Railway Co 4,546,144
88,810 Canadian Pacific Kansas City Ltd 7,695,387
301,054 Enbridge, Inc 16,320,137
52,985 Pembina Pipeline Corp 2,451,525
69,713 Rockpoint Gas Storage, Inc, Class A 1,443,660
93,441 TC Energy Corp 6,187,893
TOTAL CANADA 43,302,608
FRANCE - 4.8%
36,320 Aeroports de Paris S.A. 4,735,927
359,074 Engie SA 11,301,682
324,880 Getlink SE 6,905,805
102,288 Veolia Environnement SA 4,262,467
TOTAL FRANCE 27,205,881
GERMANY - 3.0%
422,254 E.ON SE 8,683,186
16,679 Fraport AG. Frankfurt Airport Services Worldwide 1,392,054
111,017 RWE AG. 7,179,470
TOTAL GERMANY 17,254,710
GREECE - 0.6%
69,275 GEK TERNA S.A. 3,487,516
TOTAL GREECE 3,487,516
ITALY - 2.0%
885,558 Enel SpA 10,157,692
116,434 Italgas SpA 1,348,335
TOTAL ITALY 11,506,027
MEXICO - 4.0%
91,572 (b) Grupo Aeroportuario del Centro Norte SAB de CV, ADR 10,355,878
28,546 Grupo Aeroportuario del Pacifico SAB de CV, ADR 7,226,705
17,557 Grupo Aeroportuario del Sureste SAB de C.V., ADR 5,384,732
TOTAL MEXICO 22,967,315
NEW ZEALAND - 1.8%
1,578,004 Auckland International Airport Ltd 7,490,744
348,092 Infratil Ltd 3,053,541
TOTAL NEW ZEALAND 10,544,285
PHILIPPINES - 0.9%
338,314 International Container Terminal Services, Inc 4,922,871
TOTAL PHILIPPINES 4,922,871
SINGAPORE - 0.8%
929,169 SembCorp Industries Ltd 4,570,036
TOTAL SINGAPORE 4,570,036
SPAIN - 7.2%
610,959 (c) Aena SME SA 18,617,520
107,164 Enagas SA 2,076,677
828,600 Iberdrola SA 20,623,502
TOTAL SPAIN 41,317,699

Portfolio of Investments June 30, 2026
(continued)
Global Infrastructure

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
SWITZERLAND - 0.5%
9,797 Flughafen Zurich AG. $ 3,030,577
TOTAL SWITZERLAND 3,030,577
UNITED KINGDOM - 2.3%
573,254 National Grid plc 9,455,092
119,543 SSE plc 3,856,759
TOTAL UNITED KINGDOM 13,311,851
UNITED STATES - 56.7%
239,548 Alliant Energy Corp 18,275,117
141,197 Ameren Corp 15,960,909
212,874 American Electric Power Co, Inc 29,123,292
263,439 CenterPoint Energy, Inc 11,601,853
61,505 Cheniere Energy, Inc 14,700,310
10,025 Constellation Energy Corp 2,489,909
207,569 CSX Corp 9,865,755
12,293 Digital Realty Trust, Inc 2,207,577
41,122 DT Midstream, Inc 6,034,242
232,561 Energy Transfer LP 4,446,566
278,787 Entergy Corp 32,021,475
71,915 Evergy, Inc 6,215,613
21,219 Ferrovial NV 1,454,362
57,547 GFL Environmental, Inc 2,117,154
30,007 IDACORP, Inc 4,540,059
289,797 Kinder Morgan, Inc 9,264,810
316,425 NextEra Energy, Inc 27,772,622
382,251 NiSource, Inc 18,176,035
69,946 NRG Energy, Inc 10,216,313
118,454 ONEOK, Inc 10,298,391
12,350 Republic Services, Inc 2,631,538
15,201 Southern Co 1,454,888
53,316 Targa Resources Corp 14,296,152
31,386 Union Pacific Corp 8,536,992
24,079 Vistra Corp 3,819,652
38,927 Waste Connections, Inc 6,488,742
40,080 Waste Management, Inc 8,933,030
229,080 Williams Cos, Inc 17,029,807
290,012 Xcel Energy, Inc 23,287,964
TOTAL UNITED STATES 323,261,129
TOTAL COMMON STOCKS
(Cost $401,637,940) 563,041,340

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
1,607,561 INVESTMENT COMPANIES - 0.3%
320,607 3i Infrastructure plc $ 1,607,561
TOTAL INVESTMENT COMPANIES
(Cost $1,282,557) 1,607,561
TOTAL LONG-TERM INVESTMENTS
(Cost $402,920,497) 564,648,901
SHARES DESCRIPTION Coupon VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.5%
2,818,371 (d) State Street Navigator Securities Lending
Government Money Market Portfolio
3.660%(e) 2,818,371
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $2,818,371) 2,818,371
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.7%
4,200,000 REPURCHASE AGREEMENTS - 0.7%
$ 4,200,000 (f) Fixed Income Clearing Corporation 3.610 07/01/26 4,200,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,200,000) 4,200,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,200,000) 4,200,000
TOTAL INVESTMENTS (Cost $409,938,868) - 100.1% 571,667,272
OTHER ASSETS & LIABILITIES, NET -  (0.1)% (824,179)
NET ASSETS - 100% $ 570,843,093
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $2,736,778.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $18,617,520 or 3.3% of Total Investments.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 3.610% dated 6/30/26 to be repurchased at $4,200,421 on 7/1/26, collateralized by Government Agency Securities, with coupon rate 1.625% and maturity date 5/15/31, valued at $4,284,102.
Summary of investments by industry group
(% of net assets)
Utilities 52.4%
Transportation 22.0
Energy 17.9
Commercial & Professional Services 3.5
Software & Services 1.0
Capital Goods 0.9
Financial Services 0.5
Data Center REITs 0.4
Total 98.6%

Portfolio of Investments June 30, 2026
Global Real Estate Securities
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.7%
26875903 COMMON STOCKS - 99.7%
AUSTRALIA - 6.9%
14,068 Charter Hall Group $ 222,830
40,829 Goodman Group 880,936
23,589 (a) NEXTDC Ltd 238,978
120,434 Scentre Group 321,028
73,177 Stockland 206,359
TOTAL AUSTRALIA 1,870,131
BELGIUM - 1.0%
1,519 Aedifica SA 122,441
5,845 Warehouses De Pauw CVA 147,437
TOTAL BELGIUM 269,878
CANADA - 2.4%
13,177 Chartwell Retirement Residences 207,654
15,375 Primaris Real Estate Investment Trust 241,425
13,002 Sienna Senior Living, Inc 200,680
TOTAL CANADA 649,759
FRANCE - 0.9%
7,361 Carmila SA 140,024
1,086 Gecina SA 91,248
TOTAL FRANCE 231,272
GERMANY - 1.9%
1,466 LEG Immobilien SE 92,594
118,433 Sirius Real Estate Ltd 151,912
17,231 TAG Immobilien AG. 278,262
TOTAL GERMANY 522,768
HONG KONG - 3.6%
43,376 Hongkong Land Holdings Ltd 309,014
37,782 Link REIT 176,304
22,178 Sun Hung Kai Properties Ltd 319,215
57,684 Swire Properties Ltd 151,512
TOTAL HONG KONG 956,045
IRELAND - 0.5%
105,183 Irish Residential Properties REIT plc 140,186
TOTAL IRELAND 140,186
JAPAN - 7.7%
20,943 Arealink Co Ltd 106,311
106 GLP J-Reit 89,671
259 Japan Hotel REIT Investment Corp 126,746
96 LaSalle Logiport REIT 86,286
17,140 Mitsubishi Estate Co Ltd 437,090
156 Mitsui Fudosan Accommodations Fund, Inc 117,093
65,096 Mitsui Fudosan Co Ltd 603,337
233 Nippon Building Fund, Inc 180,733
2,169 Open House Group Co Ltd 113,260
3,526 Sumitomo Realty & Development Co Ltd 81,864
124 United Urban Investment Corp 123,914
TOTAL JAPAN 2,066,305
NETHERLANDS - 0.7%
10,735 CTP NV 195,915
TOTAL NETHERLANDS 195,915
SINGAPORE - 2.7%
110,749 CapitaLand Ascendas REIT 213,289
141,039 CapitaLand Integrated Commercial Trust 258,805
73,813 Frasers Centrepoint Trust 129,068
18,029 UOL Group Ltd 132,881
TOTAL SINGAPORE 734,043

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
SPAIN - 1.4%
4,537 (b) Cellnex Telecom S.A. $ 135,637
13,010 Merlin Properties Socimi S.A. 228,275
TOTAL SPAIN 363,912
SWEDEN - 0.8%
40,964 (a) Fastighets AB Balder 218,496
TOTAL SWEDEN 218,496
UNITED KINGDOM - 3.3%
12,195 Big Yellow Group plc 145,878
50,464 LondonMetric Property plc 125,960
100,980 Shaftesbury Capital plc 184,978
159,071 Tritax Big Box REIT plc 340,800
13,770 UNITE Group plc 92,791
TOTAL UNITED KINGDOM 890,407
UNITED STATES - 65.9%
8,934 Acadia Realty Trust 186,810
2,538 Agree Realty Corp 192,228
6,167 American Healthcare REIT, Inc 321,609
12,890 American Homes 4 Rent, Class A 432,073
3,522 American Tower Corp 576,094
7,941 Americold Realty Trust, Inc 124,833
1,882 AvalonBay Communities, Inc 355,115
3,137 (a) Blackstone Digital Infrastructure Trust, Inc 67,853
9,063 Brixmor Property Group, Inc 285,756
6,441 Broadstone Net Lease, Inc 133,135
1,537 BXP, Inc 101,918
1,639 Camden Property Trust 187,649
7,840 CareTrust REIT, Inc 316,344
1,551 (a) CBRE Group, Inc, Class A 208,904
1,416 Cousins Properties, Inc 42,452
5,362 CubeSmart 213,247
5,287 Curbline Properties Corp 160,725
5,073 Digital Realty Trust, Inc 911,009
1,619 EastGroup Properties, Inc 327,896
1,487 EPR Properties 86,261
1,118 Equinix, Inc 1,165,392
6,103 Equity Residential 414,577
5,816 Essential Properties Realty Trust, Inc 173,608
1,309 Essex Property Trust, Inc 381,691
1,278 Extra Space Storage, Inc 185,693
1,492 Federal Realty Investment Trust 184,172
2,951 First Industrial Realty Trust, Inc 180,926
6,882 Gaming and Leisure Properties, Inc 306,455
13,955 GO Residential Real Estate Investment Trust 133,549
3,831 Highwoods Properties, Inc 115,543
585 Hyatt Hotels Corp 113,396
2,579 Invitation Homes, Inc 77,912
4,118 Iron Mountain, Inc 520,145
6,654 Janus Living, Inc 191,236
273 (a) Jones Lang LaSalle, Inc 84,616
737 Lamar Advertising Co, Class A 114,957
133 LXP Industrial Trust 7,166
7,616 Macerich Co 191,847
835 Mid-America Apartment Communities, Inc 116,015
2,934 Millrose Properties, Inc 88,167
8,832 NETSTREIT Corp 186,620
9,887 ProLogis, Inc 1,339,392
1,441 Public Storage 458,685
2,460 Realty Income Corp 152,422
3,441 Rexford Industrial Realty, Inc 115,273
712 Ryman Hospitality Properties, Inc 91,528
9,949 Sabra Health Care REIT, Inc 194,105

Portfolio of Investments June 30, 2026
(continued)
Global Real Estate Securities

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
UNITED STATES (continued)
728 SBA Communications Corp $ 128,463
3,530 Simon Property Group, Inc 789,484
3,019 SL Green Realty Corp 156,294
1,546 Smartstop Self Storage REIT, Inc 50,245
5,262 STAG Industrial, Inc 200,272
1,486 Sun Communities, Inc 178,186
3,173 Sunstone Hotel Investors, Inc 36,331
4,757 UDR, Inc 189,899
6,254 Urban Edge Properties 143,092
7,297 Ventas, Inc 647,974
6,236 VICI Properties, Inc 165,566
9,333 Welltower, Inc 2,118,311
4,570 Weyerhaeuser Co 109,406
4,703 WP Carey, Inc 336,264
TOTAL UNITED STATES 17,766,786
TOTAL COMMON STOCKS
(Cost $19,744,497) 26,875,903
TOTAL LONG-TERM INVESTMENTS
(Cost $19,744,497) 26,875,903
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.8%
225,000 REPURCHASE AGREEMENTS - 0.8%
$ 225,000 (c) Fixed Income Clearing Corporation 3.610% 07/01/26 225,000
TOTAL REPURCHASE AGREEMENTS
(Cost $225,000) 225,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $225,000) 225,000
TOTAL INVESTMENTS (Cost $19,969,497) - 100.5% 27,100,903
OTHER ASSETS & LIABILITIES, NET -  (0.5)% (130,380)
NET ASSETS - 100% $ 26,970,523
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $135,637 or 0.5% of Total Investments.
(c) Agreement with Fixed Income Clearing Corporation, 3.610% dated 6/30/26 to be repurchased at $225,023 on 7/1/26, collateralized by Government Agency Securities, with coupon rate 1.625% and maturity date 5/15/31, valued at $229,678.
Summary of investments by industry group
(% of net assets)
Equity Real Estate Investment Trusts (REITs) 84.0%
Real Estate Management & Development 12.0
Health Care Equipment & Services 1.5
Other 2.2
Total 99.7%

Portfolio of Investments June 30, 2026
Real Asset Income
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.0%
1,002,851 ASSET-BACKED SECURITIES - 0.1% 1,002,851
COMMERCIAL MBS - 0.1%
$ 1,000,000 (a),(b) Arbor Realty Collateralized Loan Obligation Ltd, Series 2025
BTR1, (TSFR1M + 1.925%)
5.568% 01/20/41 $ 1,002,851
TOTAL COMMERCIAL MBS 1,002,851
TOTAL ASSET-BACKED SECURITIES
(Cost $997,674) 1,002,851
SHARES DESCRIPTION VALUE
587501845 COMMON STOCKS - 48.6% 587501845
ENERGY - 6.2%
410,965 Enbridge, Inc 22,278,413
928,381 Energy Transfer LP 17,750,645
109,947 Kinder Morgan, Inc 3,515,006
212,045 MPLX LP 11,944,495
116,580 ONEOK, Inc 10,135,465
112,021 Plains All American Pipeline LP 2,493,587
103,797 TC Energy Corp 6,873,692
TOTAL ENERGY 74,991,303
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 26.0%
36,958 Aedifica SA 2,979,046
48,908 Agree Realty Corp 3,704,292
72,257 American Homes 4 Rent, Class A 2,422,055
49,313 American Tower Corp 8,066,127
120,880 Apple Hospitality REIT, Inc 2,031,993
1,598,531 Arena REIT 3,443,630
26,703 AvalonBay Communities, Inc 5,038,589
224,694 Big Yellow Group plc 2,687,823
697,626 Broadstone Net Lease, Inc 14,419,929
45,582 BXP, Inc 3,022,542
1,658,326 CapitaLand Ascendas REIT 3,193,742
2,771,691 CapitaLand Integrated Commercial Trust 5,086,027
47,850 CareTrust REIT, Inc 1,930,748
194,323 Carmila SA 3,696,498
9,356 Centerspace 525,714
920,071 Charter Hall Long Wale REIT 2,329,130
2,730,667 Charter Hall Retail REIT 7,399,590
479,515 Community Healthcare Trust, Inc 8,765,534
73,553 Cousins Properties, Inc 2,205,119
39,871 Crown Castle, Inc 3,019,431
245,178 CubeSmart 9,750,729
207,013 Dream Industrial Real Estate Investment Trust 2,042,032
40,432 EPR Properties 2,345,460
29,887 Equity Residential 2,030,224
247,607 Four Corners Property Trust, Inc 6,078,752
4,221,779 Frasers Centrepoint Trust 7,382,120
237,538 Gaming and Leisure Properties, Inc 10,577,567
54,609 Gecina SA 4,588,362
64,186 Getty Realty Corp 2,141,245
175,464 GO Residential Real Estate Investment Trust 1,679,191
228,781 Highwoods Properties, Inc 6,900,035
8,135 Japan Hotel REIT Investment Corp 3,980,999
1,425 Japan Metropolitan Fund Invest 984,264
2,872 KDX Realty Investment Corp 2,739,852
26,882 Lamar Advertising Co, Class A 4,193,054
4,124 LaSalle Logiport REIT 3,706,697
2,032,963 Link REIT 9,486,500
3,200,464 LondonMetric Property plc 7,988,458
207,189 LXP Industrial Trust 11,163,343
33,055 Mid-America Apartment Communities, Inc 4,592,662

Portfolio of Investments June 30, 2026
(continued)
Real Asset Income

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
179,943 Millrose Properties, Inc $ 5,407,287
74,584 Montea NV 5,703,380
307,055 NETSTREIT Corp 6,488,072
4,360,481 NTT DC REIT 4,102,136
152,158 OMEGA Healthcare Investors, Inc 7,254,893
301,938 Primaris Real Estate Investment Trust 4,741,166
33,975 Realty Income Corp 2,105,091
91,572 Rexford Industrial Realty, Inc 3,067,662
8,998 Ryman Hospitality Properties, Inc 1,156,693
606,920 Sabra Health Care REIT, Inc 11,841,009
558,697 Scentre Group 1,489,258
69,589 Simon Property Group, Inc 15,563,580
3,682,359 Sirius Real Estate Ltd 4,723,278
817,062 SITE Centers Corp 3,243,736
38,460 SL Green Realty Corp 1,991,074
57,165 STAG Industrial, Inc 2,175,700
1,548,693 Stockland 4,367,310
1,996,123 Tritax Big Box REIT plc 4,276,578
139,909 UDR, Inc 5,585,167
441,626 UNITE Group plc 2,975,939
4,271 United Urban Investment Corp 4,268,042
255,219 VICI Properties, Inc 6,776,065
115,844 Warehouses De Pauw CVA 2,922,096
1,402,511 Waypoint REIT Ltd 2,357,806
127,123 WP Carey, Inc 9,089,295
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 313,991,418
FINANCIAL SERVICES - 0.4%
133,849 Blackstone Mortgage Trust, Inc, Class A 2,268,741
181,950 Starwood Property Trust, Inc 2,980,341
TOTAL FINANCIAL SERVICES 5,249,082
HEALTH CARE EQUIPMENT & SERVICES - 1.1%
840,558 Sienna Senior Living, Inc 12,973,605
TOTAL HEALTH CARE EQUIPMENT & SERVICES 12,973,605
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.9%
7,114,110 Capitaland India Trust 5,617,846
2,124,823 Swire Properties Ltd 5,581,029
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 11,198,875
TELECOMMUNICATION SERVICES - 0.8%
1,971,753 HKT Trust & HKT Ltd 2,933,469
924,712 Infrastrutture Wireless Italiane SpA 6,514,045
TOTAL TELECOMMUNICATION SERVICES 9,447,514
TRANSPORTATION - 3.0%
137,920 (b) Aena SME SA 4,202,784
14,618 Athens International Airport SA 180,613
2,055,528 Atlas Arteria Ltd 7,258,431
997,191 Dalrymple Bay Infrastructure Ltd 3,966,773
40,476 Enav SpA 240,446
89,991 (c) Grupo Aeroportuario del Centro Norte SAB de CV, ADR 10,177,082
38,125 Grupo Aeroportuario del Pacifico SAB de CV, ADR 9,651,725
61,124 Transurban Group 607,752
TOTAL TRANSPORTATION 36,285,606
UTILITIES - 10.2%
110,612 American Electric Power Co, Inc 15,132,828
59,280 Black Hills Corp 4,410,432
53,452 Capital Power Corp 2,785,572
343,041 Clearway Energy, Inc, Class C 11,725,141
60,706 Dominion Energy, Inc 4,145,613
91,642 Enagas SA 1,775,884
1,457,944 Enel SpA 16,723,181
435,903 Engie SA 13,719,839
17,212 Entergy Corp 1,976,970

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
UTILITIES (continued)
158,671 Evergy, Inc $ 13,713,935
169,837 Iberdrola SA 4,227,171
408,104 Italgas SpA 4,725,946
160,205 (c) National Grid PLC, Sponsored ADR 13,276,188
126,777 OGE Energy Corp 6,168,969
470,305 Pennon Group plc 2,905,113
74,530 Portland General Electric Co 3,862,890
50,125 Veolia Environnement SA 2,088,770
TOTAL UTILITIES 123,364,442
TOTAL COMMON STOCKS
(Cost $519,710,044) 587,501,845
SHARES DESCRIPTION RATE VALUE
44267260 CONVERTIBLE PREFERRED SECURITIES - 3.7% 44267260
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.1%
25,741 Kimco Realty Corp 7.250% 1,555,271
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,555,271
UTILITIES - 3.6%
16,550 NextEra Energy, Inc 4.635 822,535
71,800 NextEra Energy, Inc 7.375 3,442,092
89,500 NextEra Energy, Inc 7.299 4,756,030
75,150 PG&E Corp 6.000 3,108,956
282,500 PPL Corp 7.000 13,862,275
336,150 Southern Co 7.125 16,720,101
TOTAL UTILITIES 42,711,989
TOTAL CONVERTIBLE PREFERRED SECURITIES
(Cost $43,926,418) 44,267,260
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
360505396 CORPORATE BONDS - 29.8% (d) 360505396
CAPITAL GOODS - 1.0%
$ 1,000,000 (b) Advanced Drainage Systems Inc 6.375 06/15/30 1,013,800
445,000 (b) Advanced Drainage Systems Inc 5.375 03/01/34 434,779
2,500,000 (b) Albion Financing 1 SARL / Aggreko Holdings Inc 7.000 05/21/30 2,588,560
1,000,000 (b) Ameritex Holdco Intermediate LLC 7.625 08/15/33 1,044,858
1,000,000 (b) Herc Holdings Inc 5.750 03/15/31 998,736
500,000 (b) Quikrete Holdings Inc 6.750 03/01/33 509,689
625,000 (b) Synergy Infrastructure Holdings LLC 7.000 07/15/34 633,962
750,000 (b) Terex Corp 6.250 10/15/32 759,566
1,500,000 (b) United Rentals North America Inc 6.125 03/15/34 1,537,774
2,500,000 (b) United Rentals North America Inc 5.375 11/15/33 2,462,281
TOTAL CAPITAL GOODS 11,984,005
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
955,000 (b) GFL Environmental Holdings US Inc 5.500 02/01/34 934,075
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 934,075
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.5%
1,500,000 (b) Asbury Automotive Group Inc 5.000 02/15/32 1,434,720
1,500,000 (b) Cougar JV Subsidiary LLC 8.000 05/15/32 1,572,354
1,200,000 (b) Kohl's Corp 10.000 06/01/30 1,297,908
1,715,000 (b) LCM Investments Holdings II LLC 4.875 05/01/29 1,669,766
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 5,974,748
CONSUMER SERVICES - 1.0%
EUR 600,000 (e),(f) Accor SA, Reg S 7.250 N/A 737,774
1,500,000 (b) Carnival Corp Ltd 5.750 08/01/32 1,514,651
805,000 Choice Hotels International Inc 5.850 08/01/34 817,916
1,975,000 (b) Churchill Downs Inc 5.750 04/01/30 1,973,131
780,000 (b) Hilton Domestic Operating Co Inc 5.875 03/15/33 787,136
1,250,000 (b) Light & Wonder International Inc 6.250 10/01/33 1,243,225
380,000 (b) Merlin Entertainments Group US Holdings Inc 7.375 02/15/31 320,642
2,000,000 (c) MGM Resorts International 6.500 04/15/32 2,000,430

Portfolio of Investments June 30, 2026
(continued)
Real Asset Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER SERVICES (continued)
$ 500,000 (b),(c) Motion Bondco DAC 6.625% 11/15/27 $ 483,758
590,000 (a),(b) Vail Resorts Inc 5.625 07/15/30 589,264
1,655,000 (b) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.250 03/15/33 1,661,200
TOTAL CONSUMER SERVICES 12,129,127
ENERGY - 9.0%
2,000,000 (b) Antero Midstream Partners LP / Antero Midstream Finance
Corp
5.750 10/15/33 1,980,705
2,575,000 (b) Archrock Partners LP / Archrock Partners Finance Corp 6.625 09/01/32 2,626,206
570,000 (b) Archrock Services LP / Archrock Partners Finance Corp 6.000 02/01/34 566,577
775,000 (b) Borr IHC Ltd / Borr Finance LLC 9.000 01/15/34 749,447
1,375,000 (b) Buckeye Partners LP 6.875 07/01/29 1,403,659
1,000,000 Buckeye Partners LP 5 .850 11/15/43 916,944
595,000 (b) Cheniere Energy Partners LP 5.350 11/30/36 591,954
1,500,000 (b) CNX Midstream Partners LP 4.750 04/15/30 1,429,841
700,000 (b) CQP Holdco LP / BIP-V Chinook Holdco LLC 7.500 12/15/33 731,739
500,000 (b) CQP Holdco LP / BIP-V Chinook Holdco LLC 5.500 06/15/31 490,777
335,000 (b) CVR Energy Inc 7.500 02/15/31 333,406
3,000,000 (b) DBR Land Holdings LLC 6.250 12/01/30 3,046,860
890,000 (b) Delek Logistics Partners LP / Delek Logistics Finance Corp 6.875 06/01/34 885,804
2,000,000 (b) Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375 06/30/33 2,037,510
4,040,000 (f) Enbridge Inc 6.000 01/15/77 4,047,838
3,013,000 (f) Enbridge Inc 8.500 01/15/84 3,444,453
2,468,000 (f) Enbridge Inc 7.625 01/15/83 2,671,640
2,848,000 (f) Enbridge Inc 6.250 03/01/78 2,864,148
2,881,000 (f) Enbridge Inc 5.500 07/15/77 2,879,523
1,899,000 (f) Energy Transfer LP 6.750 02/15/56 1,939,893
1,444,000 (f) Energy Transfer LP 7.125 10/01/54 1,485,490
882,000 (f) Energy Transfer LP 8.000 05/15/54 936,292
1,329,000 (e),(f) Energy Transfer LP 6.500 N/A 1,329,686
4,677,000 (e),(f) Energy Transfer LP 7.125 N/A 4,825,799
2,148,000 (a),(f) Energy Transfer LP (TSFR3M + 3.279%) 6.942 11/01/66 2,144,517
2,867,000 (f) Enterprise Products Operating LLC 5.375 02/15/78 2,856,759
3,077,000 (f) Enterprise Products Operating LLC 5.250 08/16/77 3,064,994
CAD 1,060,000 (f) Gibson Energy Inc 5.250 12/22/80 753,618
2,750,000 (b) Global Partners LP / GLP Finance Corp 8.250 01/15/32 2,880,182
1,000,000 (b) Harvest Midstream I LP 7 .500 05/15/32 1,035,768
485,000 (b) Harvest Midstream I LP 6.750 05/15/34 491,913
CAD 1,222,000 (f) Inter Pipeline Ltd/AB 6.625 11/19/79 905,551
1,500,000 (b) ITT Holdings LLC 6.500 08/01/29 1,482,421
CAD 1,128,000 (f) Keyera Corp 5.950 03/10/81 829,204
CAD 1,380,000 (f) Keyera Corp 6.875 06/13/79 1,033,825
510,000 (b) Kodiak Gas Services LLC 5.875 04/01/31 511,308
500,000 (b) Kodiak Gas Services LLC 6.500 10/01/33 506,827
1,600,000 ONEOK Inc 5.050 11/01/34 1,564,951
1,180,000 (a),(e),(f) Plains All American Pipeline LP (TSFR3M + 4.372%) 8.023 N/A 1,179,979
700,000 (b) Rockies Express Pipeline LLC 4.800 05/15/30 684,408
1,950,000 (b) Seadrill Finance Ltd 6.750 07/15/34 1,882,542
1,025,000 (b) Solaris Energy Infrastructure LLC 6.375 05/15/31 1,036,436
1,375,000 (f) South Bow Canadian Infrastructure Holdings Ltd 7.500 03/01/55 1,469,453
1,210,000 (f) South Bow Canadian Infrastructure Holdings Ltd 7.625 03/01/55 1,267,271
1,970,000 South Bow USA Infrastructure Holdings LLC 5.584 10/01/34 1,962,630
1,500,000 (b) Sunoco LP 7.250 05/01/32 1,555,968
2,500,000 (b) Sunoco LP 6.250 07/01/33 2,522,403
3,137,000 (b),(e),(f) Sunoco LP 7 .875 N/A 3,262,283
1,000,000 (b) Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.000 09/01/31 989,353
1,575,000 Targa Resources Corp 6.125 03/15/33 1,659,188
750,000 Targa Resources Corp 6.150 03/01/29 776,627
3,263,000 (f) TransCanada PipeLines Ltd 6.375 10/17/56 3,300,887
2,706,000 (f) TransCanada PipeLines Ltd 7.590 05/15/67 2,486,611
474,000 (f) Transcanada Trust 5.300 03/15/77 472,304
2,565,000 (f) Transcanada Trust 5.600 03/07/82 2,537,115
969,000 (f) Transcanada Trust 5.500 09/15/79 963,953

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY (continued)
$ 1,250,000 (b) TransMontaigne Partners LLC 8.500% 06/15/30 $ 1,273,599
570,000 (b) Transocean International Ltd 7.875 10/15/32 595,046
135,000 (b) Venture Global Calcasieu Pass LLC 6.000 05/01/36 136,457
9,753,000 (b),(e),(f) Venture Global LNG Inc 9.000 N/A 9,522,002
1,000,000 (b) Venture Global LNG Inc 9.875 02/01/32 1,067,557
500,000 (b) Venture Global Plaquemines LNG LLC 6 .750 01/15/36 530,148
1,000,000 (b) Venture Global Plaquemines LNG LLC 6.500 01/15/34 1,041,982
TOTAL ENERGY 108,454,231
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.1%
1,670,000 Agree LP 4.800 10/01/32 1,650,417
1,360,000 American Assets Trust LP 6.150 10/01/34 1,383,070
2,235,000 American Homes 4 Rent LP 5.500 02/01/34 2,263,483
2,000,000 (b) Diversified Healthcare Trust 7.250 10/15/30 2,058,534
695,000 Essential Properties LP 5.375 07/15/36 685,737
1,240,000 Essex Portfolio LP 5.500 04/01/34 1,264,579
1,500,000 (b) FIBRA Prologis 5.625 01/14/38 1,447,650
1,095,000 GLP Capital LP / GLP Financing II Inc 6.750 12/01/33 1,160,074
1,285,000 Highwoods Realty LP 5.350 01/15/33 1,277,893
3,270,000 (b) Iron Mountain Inc 6.250 01/15/33 3,304,250
1,125,000 Kite Realty Group LP 5.500 03/01/34 1,141,673
1,205,000 Mid-America Apartments LP 5.300 02/15/32 1,231,680
1,500,000 (b) Millrose Properties Inc 6.375 08/01/30 1,520,325
500,000 (b) Millrose Properties Inc 6.250 09/15/32 504,351
2,665,000 (b) MPT Operating Partnership LP / MPT Finance Corp 8.500 02/15/32 2,728,400
1,495,000 Phillips Edison Grocery Center Operating Partnership I LP 5.750 07/15/34 1,543,925
2,315,000 Piedmont Operating Partnership LP 9.250 07/20/28 2,492,231
575,000 Regency Centers LP 5.100 01/15/35 574,973
2,415,000 (b) RHP Hotel Properties LP / RHP Finance Corp 6.500 04/01/32 2,471,195
610,000 (b) RHP Hotel Properties LP / RHP Finance Corp 5.750 03/15/34 604,341
810,000 (b) RHP Hotel Properties LP / RHP Finance Corp 6.500 06/15/33 831,020
760,000 (b) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital
LLC
6.500 02/15/29 754,001
1,930,000 Ventas Realty LP 5.000 01/15/35 1,902,453
3,190,000 Vornado Realty LP 5.750 02/01/33 3,201,395
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 37,997,650
FINANCIAL SERVICES - 0.9%
396,000 (b) Azorra Finance Ltd 7.750 04/15/30 410,740
500,000 (b) Azorra Finance Ltd 7.250 01/15/31 513,714
1,300,000 (b) Azorra Finance Ltd 6.250 02/15/34 1,256,367
1,076,000 (f) HA Sustainable Infrastructure Capital Inc 8.000 06/01/56 1,139,869
1,262,000 (f) HA Sustainable Infrastructure Capital Inc 7.125 11/15/56 1,281,133
2,700,000 (b) Hunt Cos Inc 5.250 04/15/29 2,667,987
1,075,000 (f) National Rural Utilities Cooperative Finance Corp 7.125 09/15/53 1,115,160
2,890,000 (b) Starwood Property Trust Inc 6.000 04/15/30 2,900,525
TOTAL FINANCIAL SERVICES 11,285,495
HEALTH CARE EQUIPMENT & SERVICES - 0.6%
1,000,000 (b) CHS/Community Health Systems Inc 5.250 05/15/30 943,630
1,090,000 (b) Global Medical Response Inc 7.375 10/01/32 1,129,518
2,705,000 (b) LifePoint Health Inc 7.000 05/01/34 2,592,640
1,250,000 (b) Prime Healthcare Services Inc 9.375 09/01/29 1,305,861
850,000 (b),(c) Tenet Healthcare Corp 6.000 11/15/33 857,431
TOTAL HEALTH CARE EQUIPMENT & SERVICES 6,829,080
MATERIALS - 0.1%
750,000 (b) Mineral Resources Ltd 7.000 04/01/31 776,331
240,000 (b) Mineral Resources Ltd 6.000 05/01/32 237,416
TOTAL MATERIALS 1,013,747
MEDIA & ENTERTAINMENT - 0.3%
1,250,000 (b),(c) CCO Holdings LLC / CCO Holdings Capital Corp 4.250 01/15/34 1,058,162
1,370,000 (b) Directv Financing LLC 8.875 02/01/30 1,394,308
94,000 (b) Directv Financing LLC / Directv Financing Co-Obligor Inc 5.875 08/15/27 93,863

Portfolio of Investments June 30, 2026
(continued)
Real Asset Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT (continued)
$ 1,630,000 (b) Directv Financing LLC / Directv Financing Co-Obligor Inc 9.250% 06/01/32 $ 1,656,155
TOTAL MEDIA & ENTERTAINMENT 4,202,488
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
1,090,000 (b) Kennedy-Wilson Inc 7.000 06/01/31 1,114,236
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,114,236
TELECOMMUNICATION SERVICES - 1.6%
1,484,604 (b) Altice France SA 6.500 04/15/32 1,434,754
480,000 (b) APLD ComputeCo 2 LLC 6.750 03/15/31 481,725
630,000 (b) APLD ComputeCo LLC 7.000 06/15/31 628,709
650,000 (b) Digicel International Finance Ltd / Difl US LLC 8.625 08/01/32 669,207
325,000 (b) HUT 8 DC LLC 6.192 11/15/42 329,187
1,200,000 (b) Iliad Holding SAS 7.000 04/15/32 1,222,988
1,695,000 (b) Iliad Holding SAS 8.500 04/15/31 1,795,742
1,470,000 (b) Level 3 Financing Inc 8.500 01/15/36 1,578,536
590,000 (b) Level 3 Financing Inc 7.500 02/15/37 605,564
1,000,000 (b) Level 3 Financing Inc 6.875 06/30/33 1,027,400
1,000,000 (b) Level 3 Financing Inc 7.000 03/31/34 1,031,138
500,000 (b) Lumen Technologies Inc 4.500 01/15/29 480,523
1,695,000 (b) Sable International Finance Ltd 7.125 10/15/32 1,682,405
290,000 (b) SV RNO Property Owner 1 LLC 5.875 03/01/31 285,819
400,000 (b) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital
LLC
8.625 06/15/32 417,286
800,000 (b) Uniti Services LLC 7.500 10/15/33 841,902
1,385,000 (b) Windstream Services LLC / Windstream Escrow Finance Corp 8.250 10/01/31 1,460,559
1,599,132 (b) Zayo Group Holdings Inc, (cash 5.750%, PIK 0.500%) 9.250 03/09/30 1,597,133
416,168 (b) Zayo Group Holdings Inc, (cash 7.125%, PIK 1.875%) 13.750 09/09/30 411,062
1,604,000 (b) Zegona Finance PLC 8.625 07/15/29 1,675,072
TOTAL TELECOMMUNICATION SERVICES 19,656,711
TRANSPORTATION - 0.2%
1,100,000 (b),(c) VistaJet Malta Finance PLC / Vista Management Holding Inc 9.500 06/01/28 1,113,573
1,305,000 (b) XPO Inc 7.125 06/01/31 1,349,469
TOTAL TRANSPORTATION 2,463,042
UTILITIES - 11.3%
285,000 AEP Transmission Co LLC 5.150 04/01/34 287,026
1,492,000 (b),(f) AES Andes SA 8.150 06/10/55 1,555,410
1,501,000 (f) AES Corp/The 6.950 07/15/55 1,481,891
3,473,000 (f) AES Corp/The 7.600 01/15/55 3,555,925
2,950,000 (f) Alliant Energy Corp 5.750 04/01/56 2,916,591
1,510,000 (b) Alpha Generation LLC 6.250 01/15/34 1,485,818
3,281,000 (b),(f) AltaGas Ltd 7.200 10/15/54 3,439,814
CAD 1,285,000 (f) AltaGas Ltd 8.900 11/10/83 993,688
CAD 2,288,000 (f) AltaGas Ltd 7.350 08/17/82 1,672,333
2,775,000 (b) California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375 02/15/32 2,781,854
CAD 1,328,000 (f) Capital Power Corp 7.950 09/09/82 1,057,306
1,050,000 (b) Chpe LLC 5.350 06/30/36 1,046,697
2,645,000 (b) Clearway Energy Operating LLC 3.750 01/15/32 2,407,110
4,630,000 (f) CMS Energy Corp 6.500 06/01/55 4,741,926
1,270,000 (b) ContourGlobal Power Holdings SA 6.750 02/28/30 1,288,834
1,935,000 (f) Dominion Energy Inc 6.200 02/15/56 1,941,111
3,083,000 (f) Dominion Energy Inc 7.000 06/01/54 3,264,262
8,353,000 (f) Dominion Energy Inc 6.625 05/15/55 8,614,766
4,634,000 (f) Duke Energy Corp 6.450 09/01/54 4,811,964
726,000 (f) Edison International 8.125 06/15/53 746,030
454,000 (f) Edison International 7.875 06/15/54 466,991
GBP 1,400,000 (e),(f) Electricite de France SA, Reg S 5.875 N/A 1,854,913
1,987,000 (b),(e),(f) Electricite de France SA 9.125 N/A 2,307,449
2,442,000 (f) Emera US Finance LLC 6.850 10/01/56 2,490,969
3,082,000 (f) Entergy Corp 7.125 12/01/54 3,186,511
1,368,000 (f) EUSHI Finance Inc 7.625 12/15/54 1,420,918
3,018,000 (f) Evergy Inc 6.650 06/01/55 3,085,540
3,328,000 (f) Eversource Energy 6.350 08/15/56 3,330,642

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 4,839,000 (f) Exelon Corp 6.500% 03/15/55 $ 4,966,711
1,975,000 (b) Ferrellgas LP / Ferrellgas Finance Corp 5.875 04/01/29 1,920,936
1,750,000 (f) NextEra Energy Capital Holdings Inc 5.650 05/01/79 1,745,899
1,154,000 (f) NextEra Energy Capital Holdings Inc 6.750 06/15/54 1,201,935
3,894,000 (f) NextEra Energy Capital Holdings Inc 6.375 08/15/55 3,965,840
4,711,000 (f) NiSource Inc 6.950 11/30/54 4,871,231
4,000,000 (b) NRG Energy Inc 5.750 01/15/34 3,968,766
290,000 OGE Energy Corp 5.450 05/15/29 295,412
2,939,000 (f) PG&E Corp 7.375 03/15/55 2,994,788
1,435,000 (f) PPL Capital Funding Inc 6.659 03/30/67 1,421,647
1,299,000 (f) Puget Energy Inc 7.250 09/15/56 1,322,370
2,348,000 (f) Sempra 6.875 10/01/54 2,395,336
4,640,000 (f) Sempra 6.400 10/01/54 4,664,856
3,033,000 (f) Sempra 6.550 04/01/55 3,057,607
2,487,000 (f) Sempra 6.375 04/01/56 2,512,019
2,757,000 (f) Sierra Pacific Power Co 6.375 09/15/56 2,749,838
3,436,000 (f) Southern Co/The 6.375 03/15/55 3,526,195
1,864,000 (f) Spire Inc 6.450 06/01/56 1,876,448
550,000 (b) Superior Plus LP / Superior General Partner Inc 4.500 03/15/29 533,309
1,500,000 (b) Talen Energy Supply LLC 6.500 02/01/36 1,512,235
1,715,000 (b) Talen Energy Supply LLC 6.250 02/01/34 1,704,576
3,315,000 (b) TerraForm Power Operating LLC 4.750 01/15/30 3,206,709
882,000 (b),(e),(f) Vistra Corp 8.000 N/A 888,787
483,000 (b),(e),(f) Vistra Corp 7.000 N/A 486,827
5,397,000 (b),(e),(f) Vistra Corp 8.875 N/A 5,788,061
1,010,000 (b) Vistra Operations Co LLC 5.350 01/31/36 989,799
1,340,000 (b) VoltaGrid LLC 7.375 11/01/30 1,391,149
2,287,000 (f) WEC Energy Group Inc 5.625 05/15/56 2,273,186
TOTAL UTILITIES 136,466,761
TOTAL CORPORATE BONDS
(Cost $354,424,622) 360,505,396
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 0.5% –
1,970,617 Foresight Environmental Infrastructure Ltd 2,224,450
942,686 Greencoat UK Wind plc 1,270,433
1,503,460 Sdcl Efficiency Income Trust plc 708,127
1,228,462 Sequoia Economic Infrastructure Income Fund Ltd 1,342,745
36,189 (g) Starwood European Real Estate Finance Ltd 1,512
TOTAL INVESTMENT COMPANIES
(Cost $6,857,718) 5,547,267
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
38842883 MORTGAGE-BACKED SECURITIES - 3.2% 38842883
COMMERCIAL MBS - 3.2%
1,500,000 (a),(b) ARDN 2025-ARCP Mortgage Trust, Series 2025 ARCP, (TSFR1M
+ 4.500%)
8.125 06/15/35 1,504,303
300,000 (a) BANK 2017-BNK6, Series 2017 BNK6 3.964 07/15/60 286,775
400,000 (a),(b) BLP Commercial Mortgage Trust, Series 2025 IND2, (TSFR1M
+ 2.050%)
5.675 12/15/42 401,654
750,000 (a),(b) BMP Commercial Mortgage Trust 2024-MF23, Series 2024
MF23, (TSFR1M + 2.390%)
7.194 06/15/41 753,507
443,379 (a),(b) BX 2024-PALM, Series 2024 PALM, (TSFR1M + 1.791%) 5.464 06/15/37 444,075
980,000 (a),(b) BX Commercial Mortgage Trust 2021-21M, Series 2021 21M,
(TSFR1M + 2.285%)
6.607 10/15/36 979,560
984,200 (a),(b) BX Commercial Mortgage Trust 2022-AHP, Series 2022 AHP,
(TSFR1M + 2.090%)
5.715 01/17/39 984,947
1,500,000 (a),(b) BX Commercial Mortgage Trust 2026-AHP, Series 2026 AHP,
(TSFR1M + 2.650%)
6 .250 06/15/43 1,504,090
1,500,000 (a),(b) BX Commercial Mortgage Trust 2026-ALOHA, Series 2026
ALOHA, (TSFR1M + 2.150%)
5.775 04/15/43 1,505,147

Portfolio of Investments June 30, 2026
(continued)
Real Asset Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL MBS (continued)
$ 1,134,249 (a),(b) BX Commercial Mortgage Trust 2026-LP3, Series 2026 LP3,
(TSFR1M + 2.350%)
5.975% 04/15/43 $ 1,143,202
900,000 (a),(b) BX Trust, Series 2026 CART, (TSFR1M + 1.900%) 5.525 02/15/36 900,627
1,500,000 (a),(b) BX Trust, Series 2026 PNDA, (TSFR1M + 2.100%) 5.725 05/15/43 1,512,921
500,000 (a),(b) BX Trust 2022-LBA6, Series 2022 LBA6, (TSFR1M + 2.000%) 4.845 01/15/39 500,431
459,619 (a),(b) BX Trust 2024-FNX, Series 2024 FNX, (TSFR1M + 2.291%) 6.603 11/15/41 460,827
778,260 (a),(b) BX Trust 2025-LUNR, Series 2025 LUNR, (TSFR1M + 2.000%) 5.625 06/15/40 781,527
900,000 (a),(b) BX Trust 2025-OMG, Series 2025 OMG, (TSFR1M + 1.700%) 5.326 10/15/42 901,482
1,489,460 (a),(b) BX Trust 2026-CIP, Series 2026 CIP, (TSFR1M + 1.650%) 5.300 05/15/38 1,496,611
1,500,000 (a) BX Trust 2026-OPTM, Series 2026 OPTM, (TSFR1M + 2.000%) 5.750 03/15/39 1,491,113
750,000 (a),(b) BX Trust 2026-RISE, Series 2026 RISE, (TSFR1M + 2.000%) 5.670 04/15/41 753,390
200,000 (a),(b) COMM 2014-UBS3 Mortgage Trust, Series 2014 UBS3 4.767 06/10/47 119,000
768,439 (a),(b) DBGS 2024-SBL, Series 2024 SBL, (TSFR1M + 2.740%) 7.062 08/15/34 769,878
1,000,000 (a),(b) GSAT Trust 2025-BMF, Series 2025 BMF, (TSFR1M + 2.500%) 6.125 07/15/40 996,874
1,000,000 (a),(b) ILPT Commercial Mortgage Trust 2025-LPF2, Series 2025 LPF2 6.725 07/13/42 1,001,696
1,000,000 (a),(b) IP 2025-IP Mortgage Trust, Series 2025 IP 6.025 06/10/42 1,009,896
710,192 (a),(b) LBA Trust 2024-7IND, Series 2024 7IND, (TSFR1M + 2.641%) 6.266 10/15/41 714,149
1,000,000 (a),(b) MHP Commercial Mortgage Trust 2025-MHIL2, Series 2025
MHIL2, (TSFR1M + 2.650%)
6.275 09/15/40 1,003,591
1,000,000 (a),(b) MILE Trust 2025-STNE, Series 2025 STNE, (TSFR1M + 1.700%) 5.325 07/15/42 1,008,699
950,000 (a),(b) MTN Commercial Mortgage Trust 2026-LPFX, Series 2026 LPFX 6.560 05/15/43 958,471
1,575,000 (a),(b) MTN Commercial Mortgage Trust 2026-LPFX, Series 2026 LPFX 6.058 05/15/43 1,585,226
1,300,000 (a),(b) National Commercial Mortgage Trust 2026-IND, Series 2026
IND, (TSFR1M + 2.150%)
5.775 06/15/43 1,306,130
1,000,000 (a),(b) NYCT Trust 2024-3ELV, Series 2024 3ELV, (TSFR1M + 2.840%) 6.465 08/15/29 997,803
1,500,000 (a),(b) PFDR Trust 2026-DLVR, Series 2026 DLVR, (TSFR1M + 2.500%) 6.113 06/15/43 1,503,445
1,000,000 (a),(b) PLYM Commercial Mortgage Trust 2026-IND, Series 2026 IND,
(TSFR1M + 2.150%)
5.800 03/15/43 1,002,486
1,000,000 (a),(b) SCG Commercial Mortgage Trust 2025-FLWR, Series 2025
FLWR, (TSFR1M + 1.750%)
5.375 08/15/42 1,002,821
1,500,000 (a),(b) SCG Trust 2025-SNIP, Series 2025 SNIP, (TSFR1M + 2.600%) 6.225 09/15/42 1,509,005
600,000 (a),(b) SLG Office Trust 2026-OMA, Series 2026 OMA 5.986 04/15/41 602,122
1,050,000 (a),(b) WCORE Commercial Mortgage Trust 2024-CORE, Series 2024
CORE, (TSFR1M + 2.241%)
5.867 11/15/41 1,053,697
1,250,000 (a),(b) Wells Fargo Commercial Mortgage Trust 2025-AGLN, Series
2025 AGLN, (TSFR1M + 2.292%)
5.917 07/15/37 1,253,275
597,844 (a),(b) Wells Fargo Commercial Mortgage Trust 2025-AURA, Series
2025 AURA, (TSFR1M + 2.292%)
5.917 10/15/42 599,041
534,942 (a),(b) Wells Fargo Commercial Mortgage Trust 2025-B33RP, Series
2025 B33RP, (TSFR1M + 2.500%)
6.850 08/15/42 539,389
TOTAL COMMERCIAL MBS 38,842,883
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $38,821,425) 38,842,883
SHARES DESCRIPTION RATE VALUE
115220895 PREFERRED STOCK - 9.5% 115220895
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 7.3%
303,601 Agree Realty Corp 4.250 5,164,253
151,099 AH Realty Trust, Inc 6.750 3,268,272
107,575 Alpine Income Property Trust, Inc 0.000 2,696,905
181,513 American Homes 4 Rent 5.875 4,084,043
121,590 American Homes 4 Rent 6.250 2,828,183
156,758 Digital Realty Trust, Inc 5.250 3,132,025
164,220 Digital Realty Trust, Inc 5.200 3,230,207
143,262 Digital Realty Trust, Inc 5.850 3,161,792
151,909 Federal Realty Investment Trust 5.000 2,986,531
125,590 Kimco Realty Corp 5.125 2,438,958
168,568 Kimco Realty Corp 5.250 3,329,218
15,851 LXP Industrial Trust 6.500 721,379
4,704 Mid-America Apartment Communities, Inc 8.500 255,568
154,228 National Storage Affiliates Trust 6.000 3,443,911
152,195 Pebblebrook Hotel Trust 6.300 2,955,627

See Notes to Financial Statements
SHARES DESCRIPTION RATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
125,059 Pebblebrook Hotel Trust 6.375% $ 2,459,911
136,552 Pebblebrook Hotel Trust 5.700 2,395,122
25,606 Public Storage 5.050 499,829
23,748 Public Storage 4.700 426,514
69,361 Public Storage 4.750 1,275,549
57,614 Public Storage 4.625 1,024,953
64,062 Public Storage 4.125 1,012,820
54,195 Public Storage 4.000 831,893
54,552 Public Storage 4.000 836,828
68,570 Public Storage 4.875 1,285,688
42,737 Public Storage 4.100 668,407
133,802 Regency Centers Corp 5.875 2,883,433
157,011 Regency Centers Corp 6.250 3,548,448
182,382 Rexford Industrial Realty, Inc 5.625 3,844,613
73,839 Rexford Industrial Realty, Inc 5.875 1,619,289
21,577 RLJ Lodging Trust 1.950 529,068
73,476 Summit Hotel Properties, Inc 6.250 1,283,626
39,176 Summit Hotel Properties, Inc 5.875 644,445
76,791 Sunstone Hotel Investors, Inc 6.125 1,670,204
98,788 Sunstone Hotel Investors, Inc 5.700 2,099,245
30,029 UMH Properties, Inc 6.375 632,111
259,767 Vornado Realty Trust 4.450 3,766,621
170,510 Vornado Realty Trust 5.250 3,018,027
166,983 Vornado Realty Trust 5.250 2,997,345
172,023 Vornado Realty Trust 5.400 3,072,331
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 88,023,192
FINANCIAL SERVICES - 0.0%
43,962 Brookfield Finance, Inc 4.625 668,222
TOTAL FINANCIAL SERVICES 668,222
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
46,309 (c) Brookfield Property Partners LP 6.500 702,045
19,081 Brookfield Property Partners LP 6.375 275,911
60,884 Brookfield Property Partners LP 5.750 790,883
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,768,839
UTILITIES - 2.1%
49,883 BIP Bermuda Holdings I Ltd 5.125 795,634
74,320 Brookfield BRP Holdings Canada, Inc 4.625 1,073,924
26,883 Brookfield Infrastructure Finance ULC 5.000 414,536
35,655 Brookfield Infrastructure Partners LP 5.000 561,923
123,549 Brookfield Infrastructure Partners LP 5.125 2,021,261
130,668 Brookfield Renewable Partners LP 5.250 2,110,288
17,210 CMS Energy Corp 5.625 359,517
34,455 CMS Energy Corp 5.875 745,606
33,583 CMS Energy Corp 5 .875 735,468
30,080 DTE Energy Co 4.375 511,961
96,347 DTE Energy Co 6.250 2,289,205
33,686 DTE Energy Co 5.250 688,542
32,405 DTE Energy Co 4.375 538,247
84,278 Duke Energy Corp 5.750 2,069,868
34,543 Duke Energy Corp 5.625 800,707
54,272 Georgia Power Co 5.000 1,148,938
38,506 SCE Trust VII 7.500 922,219
37,110 SCE Trust VIII 6.950 842,026
21,900 Southern Co 4.200 370,548
69,475 Southern Co 6.500 1,738,264
31,714 Southern Co 4.950 610,177
18,081 Southern Co 5.250 369,214
129,471 Xcel Energy, Inc 6.250 3,042,569
TOTAL UTILITIES 24,760,642
TOTAL PREFERRED STOCK
(Cost $132,261,558) 115,220,895

Portfolio of Investments June 30, 2026
(continued)
Real Asset Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
30870894 VARIABLE RATE SENIOR LOAN INTERESTS - 2.6% 30870894
AUTOMOBILES & COMPONENTS - 0.1%
$ 1,393,000 (a) Clarios Global LP, Term Loan B, (TSFR1M + 2.500%) 6.144% 01/28/32 $ 1,396,051
TOTAL AUTOMOBILES & COMPONENTS 1,396,051
CAPITAL GOODS - 0.1%
1,357,000 (a) Resilience Parent LLC, First Lien Term Loan, (TSFR3M + 2.500%) 6.232 02/28/33 1,355,541
TOTAL CAPITAL GOODS 1,355,541
COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
550,000 (a) Heritage Environmental Services, Inc., Term Loan B, (TSFR1M +
3.000%)
6.644 04/01/33 553,437
1,132,163 (a) Wash Multifamily Parent Inc, Term Loan B, (TSFR1M + 3.000%) 6.644 09/10/32 1,136,584
2,017,703 (a) WIN Waste Innovations Holdings, Inc., Term Loan B, (TSFR1M
+ 2.750%)
6.508 03/27/28 2,023,655
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 3,713,676
CONSUMER SERVICES - 0.3%
1,888,256 (a) Caesars Entertainment Inc., Term Loan B, (TSFR1M + 2.250%) 5.894 02/06/30 1,831,910
1,994,791 (a) Fertitta Entertainment, LLC, Term Loan B, (TSFR1M + 3.250%) 6.894 01/29/29 1,995,011
TOTAL CONSUMER SERVICES 3,826,921
ENERGY - 0.3%
3,015,000 (a) Venture Global Calcasieu Pass, LLC, Term Loan B, (TSFR6M +
3.250%)
6.937 04/11/33 3,027,362
TOTAL ENERGY 3,027,362
HEALTH CARE EQUIPMENT & SERVICES - 0.1%
1,496,203 (a) Select Medical Corporation, Term Loan B, (TSFR1M + 2.000%) 5.644 12/03/31 1,496,823
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,496,823
MEDIA & ENTERTAINMENT - 0.5%
2,955,000 (a) Charter Communications Operating, LLC, Term Loan B5,
(TSFR3M + 2.250%)
5.942 12/15/31 2,917,885
2,000,000 (a) Sunrise Financing Partnership, Term Loan AAA, (TSFR6M +
2.470%)
6.099 02/17/32 1,977,680
496,212 (a) WideOpenWest Finance LLC, Super Senior 2nd Out Term
Loan, (TSFR3M + 3.000%)
6.931 12/11/28 454,655
TOTAL MEDIA & ENTERTAINMENT 5,350,220
TELECOMMUNICATION SERVICES - 0.1%
1,080,000 (a) Connect Holding II LLC, Delayed Draw Term Loan, (TSFR1M +
4.250%)
7.903 04/03/31 1,016,852
500,000 (a) Telesat Canada, Term Loan B5, (TSFR3M + 2.750%) 6.677 12/07/26 447,033
TOTAL TELECOMMUNICATION SERVICES 1,463,885
TRANSPORTATION - 0.4%
826,000 (a),(h) Boluda Towage Luxembourg Sarl, Term Loan, (TBD) TBD TBD 828,585
1,206,579 (a) Genesee & Wyoming Inc. (New), Term Loan B, (TSFR3M +
1.750%)
5.482 04/10/31 1,202,959
2,970,000 (a) NA Rail HoldCo. LLC, Repriced Term Loan B, (TSFR3M +
2.500%)
6.149 03/08/32 2,977,440
TOTAL TRANSPORTATION 5,008,984
UTILITIES - 0.4%
1,239,290 (a) Hill Top Energy Center LLC, Term Loan B, (TSFR3M + 2.750%) 6.482 06/28/32 1,243,355
987,500 (a) Long Ridge Energy LLC, Term Loan B, (TSFR3M + 4.500%) 8.232 02/19/32 990,996
2,000,000 (a) Vistra Zero Operating Company, LLC, Term Loan B, (TSFR1M +
2.000%)
5.644 04/30/31 1,997,080
TOTAL UTILITIES 4,231,431
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $30,884,295) 30,870,894
TOTAL LONG-TERM INVESTMENTS
(Cost $1,127,883,754) 1,183,759,291

See Notes to Financial Statements
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.0%
12,327,813 (i) State Street Navigator Securities Lending Government Money
Market Portfolio
3.660%(j) $ 12,327,813
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $12,327,813) 12,327,813
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.6%
18794717 REPURCHASE AGREEMENTS - 1.6% 18794717
$ 12,900,000 (k) Fixed Income Clearing Corporation 3.610 07/01/26 12,900,000
5,894,717 (l) Fixed Income Clearing Corporation 1.060 07/01/26 5,894,717
TOTAL REPURCHASE AGREEMENTS
(Cost $18,794,717) 18,794,717
TOTAL SHORT-TERM INVESTMENTS
(Cost $18,794,717) 18,794,717
TOTAL INVESTMENTS - 100.6%
(Cost $1,159,006,284) 1,214,881,821
OTHER ASSETS & LIABILITIES, NET -  (0.6)% (6,673,485)
NET ASSETS - 100% $ 1,208,208,336
ADR American Depositary Receipt
CAD Canadian Dollar
EUR Euro
GBP Pound Sterling
MBS Mortgage-Backed Security
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT Real Estate Investment Trust
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $217,576,397 or 17.9% of Total Investments.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $11,909,510.
(d) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(e) Perpetual security. Maturity date is not applicable.
(f) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
14.8% of Total Investments.
(g) For fair value measurement disclosure purposes, investment classified as Level 3.
(h) When-issued or delayed delivery security.
(i) Investments made with cash collateral received from securities on loan.
(j) The rate shown is the one-day yield as of the end of the reporting period.
(k) Agreement with Fixed Income Clearing Corporation, 3.610% dated 6/30/26 to be repurchased at $12,901,294 on 7/1/26, collateralized by Government Agency Securities, with coupon rate 1.625% and maturity date 5/15/31, valued at $13,158,007.
(l) Agreement with Fixed Income Clearing Corporation, 1.060% dated 6/30/26 to be repurchased at $5,894,891 on 7/1/26, collateralized by Government Agency Securities, with coupon rate 3.500% and maturity date 2/15/33, valued at $6,012,699.

Portfolio of Investments June 30, 2026
Real Estate Securities
See Notes to Financial Statements
g
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.4%
807591472 COMMON STOCKS - 98.4% 807591472
DATA CENTER REITS - 11.7%
143,273 (a) Blackstone Digital Infrastructure Trust, Inc $ 3,098,995
226,407 Digital Realty Trust, Inc 40,658,169
50,462 Equinix, Inc 52,601,084
TOTAL DATA CENTER REITS 96,358,248
DIVERSIFIED REITS - 3.6%
291,987 Broadstone Net Lease, Inc 6,035,371
257,790 Essential Properties Realty Trust, Inc 7,695,031
219,573 WP Carey, Inc 15,699,470
TOTAL DIVERSIFIED REITS 29,429,872
HEALTH CARE FACILITIES - 1.3%
455,131 Chartwell Retirement Residences 7,172,344
222,954 Sienna Senior Living, Inc 3,441,187
TOTAL HEALTH CARE FACILITIES 10,613,531
HEALTH CARE REITS - 19.6%
280,658 American Healthcare REIT, Inc 14,636,315
353,133 CareTrust REIT, Inc 14,248,916
303,452 Janus Living, Inc 8,721,210
437,164 Sabra Health Care REIT, Inc 8,529,070
324,277 Ventas, Inc 28,795,798
377,935 Welltower, Inc 85,779,908
TOTAL HEALTH CARE REITS 160,711,217
HOTEL & RESORT REITS - 0.7%
32,823 Ryman Hospitality Properties, Inc 4,219,397
139,772 Sunstone Hotel Investors, Inc 1,600,389
TOTAL HOTEL & RESORT REITS 5,819,786
HOTELS, RESORTS & CRUISE LINES - 0.6%
26,124 Hyatt Hotels Corp 5,063,876
TOTAL HOTELS, RESORTS & CRUISE LINES 5,063,876
INDUSTRIAL REITS - 13.7%
356,394 Americold Realty Trust, Inc 5,602,514
71,654 EastGroup Properties, Inc 14,512,085
130,451 First Industrial Realty Trust, Inc 7,997,951
464,701 Goodman Group 10,026,491
5,878 LXP Industrial Trust 316,707
442,773 ProLogis, Inc 59,982,458
150,155 Rexford Industrial Realty, Inc 5,030,192
236,519 STAG Industrial, Inc 9,001,913
TOTAL INDUSTRIAL REITS 112,470,311
MULTI-FAMILY RESIDENTIAL REITS - 9.3%
84,515 AvalonBay Communities, Inc 15,947,135
73,249 Camden Property Trust 8,386,278
274,330 Equity Residential 18,635,237
58,145 Essex Property Trust, Inc 16,954,501
252,307 GO Residential Real Estate Investment Trust 2,414,578
37,896 Mid-America Apartment Communities, Inc 5,265,270
212,657 UDR, Inc 8,489,268
TOTAL MULTI-FAMILY RESIDENTIAL REITS 76,092,267
OFFICE REITS - 2.3%
67,937 BXP, Inc 4,504,903
63,579 Cousins Properties, Inc 1,906,098
170,540 Highwoods Properties, Inc 5,143,486
135,749 SL Green Realty Corp 7,027,726
TOTAL OFFICE REITS 18,582,213

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
OTHER SPECIALIZED REITS - 7.0%
65,247 EPR Properties $ 3,784,978
312,750 Gaming and Leisure Properties, Inc 13,926,758
190,163 Iron Mountain, Inc 24,019,489
32,378 Lamar Advertising Co, Class A 5,050,320
128,123 Millrose Properties, Inc 3,850,096
273,227 VICI Properties, Inc 7,254,177
TOTAL OTHER SPECIALIZED REITS 57,885,818
REAL ESTATE SERVICES - 1.6%
67,714 (a) CBRE Group, Inc, Class A 9,120,399
12,296 (a) Jones Lang LaSalle, Inc 3,811,145
TOTAL REAL ESTATE SERVICES 12,931,544
RETAIL REITS - 13.6%
399,284 Acadia Realty Trust 8,349,028
114,367 Agree Realty Corp 8,662,157
402,220 Brixmor Property Group, Inc 12,681,997
236,138 Curbline Properties Corp 7,178,595
68,382 Federal Realty Investment Trust 8,441,074
334,305 Macerich Co 8,421,143
392,997 NETSTREIT Corp 8,304,027
111,767 Realty Income Corp 6,925,083
161,199 Simon Property Group, Inc 36,052,156
278,500 Urban Edge Properties 6,372,080
TOTAL RETAIL REITS 111,387,340
SELF-STORAGE REITS - 5.0%
242,445 CubeSmart 9,642,038
57,682 Extra Space Storage, Inc 8,381,195
65,417 Public Storage 20,822,885
70,275 Smartstop Self Storage REIT, Inc 2,283,937
TOTAL SELF-STORAGE REITS 41,130,055
SINGLE-FAMILY RESIDENTIAL REITS - 3.7%
576,200 American Homes 4 Rent, Class A 19,314,224
114,582 Invitation Homes, Inc 3,461,522
66,059 Sun Communities, Inc 7,921,135
TOTAL SINGLE-FAMILY RESIDENTIAL REITS 30,696,881
TELECOM TOWER REITS - 4.1%
160,184 American Tower Corp 26,201,297
22,218 Crown Castle, Inc 1,682,569
32,108 SBA Communications Corp 5,665,778
TOTAL TELECOM TOWER REITS 33,549,644
TIMBER REITS - 0.6%
203,378 Weyerhaeuser Co 4,868,869
TOTAL TIMBER REITS 4,868,869
TOTAL COMMON STOCKS
(Cost $521,269,243) 807,591,472
TOTAL LONG-TERM INVESTMENTS
(Cost $521,269,243) 807,591,472
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.4%
11762287 REPURCHASE AGREEMENTS - 1.4% 11762287
$ 362,287 (b) Fixed Income Clearing Corporation 1 .060% 07/01/26 362,287
11,400,000 (c) Fixed Income Clearing Corporation 3 .610 07/01/26 11,400,000
TOTAL REPURCHASE AGREEMENTS
(Cost $11,762,287) 11,762,287
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,762,287) 11,762,287
TOTAL INVESTMENTS - 99.8%
(Cost $533,031,530) 819,353,759
OTHER ASSETS & LIABILITIES, NET -  0.2% 1,237,135
NET ASSETS - 100% $ 820,590,894

Portfolio of Investments June 30, 2026
(continued)
Real Estate Securities

See Notes to Financial Statements
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 1.060% dated 6/30/26 to be repurchased at $362,298 on 7/1/26, collateralized by Government Agency Securities, with coupon rate 4.250% and maturity date 6/30/33, valued at $369,614.
(c) Agreement with Fixed Income Clearing Corporation, 3.610% dated 6/30/26 to be repurchased at $11,401,143 on 7/1/26, collateralized by Government Agency Securities, with coupon rates 4.125%–4.250% and maturity dates 6/30/31–8/15/35, valued at
$11,628,164.

Statement of Assets and Liabilities
See Notes to Financial Statements

June 30, 2026 (Unaudited)
Global
Infrastructure
Global Real
Estate Securities
Real Asset
Income
Real Estate
Securities
ASSETS
Long-term investments, at value
†‡
$ 564,648,901 $ 26,875,903 $ 1,183,759,291 $ 807,591,472
Investments purchased with collateral from securities lending, at value (cost approximates value) 2,818,371 – 12,327,813 –
Short-term investments, at value
◊
4,200,000 225,000 18,794,717 11,762,287
Cash 75,269 14,682 – –
Cash denominated in foreign currencies
^
1,014,227 – 67,267 217,329
Receivables:
Dividends 820,727 123,657 3,427,668 2,843,630
Interest 421 23 6,828,257 1,154
Investments sold 2,794,369 121,230 446,936 922,805
Reclaims 219,135 16,776 683,528 22,435
Reimbursement from Adviser 96,058 31,753 258,307 325,495
Shares sold 276,121 – 424,420 2,188,703
Other 102,768 53,468 134,046 188,169
Total assets 577,066,367 27,462,492 1,227,152,250 826,063,479
LIABILITIES
Cash overdraft denominated in foreign currencies
*
– 4,477 – –
Payables:
Management fees 409,156 29,950 713,153 519,010
Collateral from securities lending 2,818,371 – 12,327,813 –
Dividends – 239,767 170,288 682,901
Interest 87 9 209 177
Investments purchased - regular settlement 890,688 61,947 1,868,909 2,394,284
Investments purchased - when-issued/delayed-delivery settlement – – 826,000 –
Shares redeemed 1,700,192 16,103 1,957,815 1,064,835
Accrued expenses:
Custodian fees 192,802 89,772 357,033 119,405
Directors/Trustees fees 32,998 1,463 72,178 161,544
Professional fees 43,045 30,034 63,095 60,681
Shareholder reporting expenses 24,033 16,250 270,275 74,682
Shareholder servicing agent fees 95,241 1,998 262,696 373,573
12b-1 distribution and service fees 16,661 199 42,887 21,493
Other — — 11,563 —
Total liabilities 6,223,274 491,969 18,943,914 5,472,585
Net assets $ 570,843,093 $ 26,970,523 $ 1,208,208,336 $ 820,590,894
NET ASSETS CONSIST OF:
Paid-in capital $ 407,817,048 $ 21,508,511 $ 1,373,830,527 $ 505,453,754
Total distributable earnings (loss) 163,026,045 5,462,012 (165,622,191) 315,137,140
Net assets $ 570,843,093 $ 26,970,523 $ 1,208,208,336 $ 820,590,894
†
   Long-term investments, cost $ 402,920,497 $ 19,744,497 $ 1,127,883,754 $ 521,269,243
◊
   Short-term investments, cost $ 4,200,000 $ 225,000 $ 18,794,717 $ 11,762,287
‡ Includes securities loaned of $ 2,736,778 $ — $ 11,909,510 $ —
^
   Cash denominated in foreign currencies, cost $ 1,013,859 $ – $ 67,243 $ 225,531
*
   Cash overdraft denominated in foreign currencies, cost $ – $ 4,452 $ – $ –

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

Global
Infrastructure
Global Real
Estate Securities
Real Asset
Income
Real Estate
Securities
CLASS A:
Net assets $ 58,253,388 $ 787,989 $ 132,898,348 $ 98,930,697
Shares outstanding 4,466,538 38,218 5,762,754 6,142,672
Net asset value ("NAV") per share $ 13.04 $ 20.62 $ 23.06 $ 16.11
Maximum sales charge 5.75% 5.75% 5.75% 5.75%
Offering price per share (NAV per share plus maximum sales charge) $ 13.84 $ 21.88 $ 24.47 $ 17.09
CLASS C:
Net assets $ 5,990,599 $ 48,000 $ 18,761,685 $ 1,317,001
Shares outstanding 468,085 2,329 813,187 85,896
NAV and offering price per share $ 12.80 $ 20.61 $ 23.07 $ 15.33
CLASS R6:
Net assets $ 107,887,657 $ 22,429,744 $ 237,911,554 $ 243,939,074
Shares outstanding 8,301,260 1,088,694 10,249,277 14,468,598
NAV and offering price per share $ 13.00 $ 20.60 $ 23.21 $ 16.86
CLASS I:
Net assets $ 383,112,573 $ 3,704,790 $ 818,636,749 $ 476,404,122
Shares outstanding 29,555,376 179,782 35,486,754 28,809,607
NAV and offering price per share $ 12.96 $ 20.61 $ 23.07 $ 16.54
ETF CLASS:
Net assets $ 15,598,876 $ — $ — $ —
Shares outstanding 1,200,000 — — —
NAV price per share $ 13.00 $ — $ — $ —
Market price per share $ 13.03 $ — $ — $ —
Authorized shares - per class 2 billion Unlimited 2 billion 2 billion
Par value per share $ 0.0001 $ 0.01 $ 0.0001 $ 0.0001

Statement of Operations
See Notes to Financial Statements

Six Months Ended June 30, 2026 (Unaudited)
Global
Infrastructure
Global Real Estate
Securities Real Asset Income
Real Estate
Securities
INVESTMENT INCOME
Affiliated income $ 135,863 $ 19,775 $ 432,554 $ 378,950
Dividends 8,930,776 758,979 21,069,377 11,426,072
Interest 105,932 12,377 13,595,190 142,731
Securities lending income, net 15,182 50 31,199 1,432
Tax withheld (58,428) (33,417) (952,649) (61,503)
Total investment income 9,129,325 757,764 34,175,671 11,887,682
EXPENSES
– – – –
Management fees 2,362,692 191,429 4,303,099 3,051,716
12b-1 service fees - Class A 70,207 997 165,403 118,287
12b-1 distribution and service fees - Class C 28,796 278 100,255 6,879
Shareholder servicing agent fees - Class A 20,780 433 79,057 99,502
Shareholder servicing agent fees - Class C 2,188 30 12,276 1,470
Shareholder servicing agent fees - Class R6 3,715 1,236 18,334 8,281
Shareholder servicing agent fees - Class I 133,618 2,364 489,873 472,385
Shareholder servicing agent fees - ETF Class
(1)
21 — — —
Interest expense 337 22 4,860 1,091
Directors/Trustees fees 15,856 1,475 36,308 24,926
Custodian expenses 24,540 — 75,621 29,714
Registration fees 44,071 29,262 44,338 37,771
Professional fees 54,559 35,753 59,792 56,113
Shareholder reporting expenses 24,723 13,165 181,586 73,104
Other 10,793 6,020 15,623 10,052
Total expenses before fee waiver/expense reimbursement 2,796,896 282,464 5,586,425 3,991,291
Fee waiver/expense reimbursement (198,522) (53,730) (66,456) (502,576)
Net expenses 2,598,374 228,734 5,519,969 3,488,715
Net investment income (loss) 6,530,951 529,030 28,655,702 8,398,967
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments* 20,640,965 3,557,810 40,935,993 35,225,242
Futures contracts — — 337,766 —
Foreign currency transactions 39,344 (1,518) 2,354 6,647
Net realized gain (loss) 20,680,309 3,556,292 41,276,113 35,231,889
Change in unrealized appreciation (depreciation) on:
Investments ** 38,198,726 413,726 2,463,915 70,629,226
Futures contracts — — (37,321) —
Foreign currency translations (12,574) (998) (37,549) (7,942)
Net change in unrealized appreciation (depreciation) 38,186,152 412,728 2,389,045 70,621,284
Net realized and unrealized gain (loss) 58,866,461 3,969,020 43,665,158 105,853,173
Net increase (decrease) in net assets from operations $ 65,397,412 $ 4,498,050 $ 72,320,860 $ 114,252,140
*
   Net of foreign capital gains tax
$ 89,944 $ — $ — $ —
**
  Net of change in foreign capital gains tax
$ 64,523 $ — $ — $ —
(1) For the period June 2, 2026 (commencement of operations) through June 30, 2026.

Statement of Changes in Net Assets
See Notes to Financial Statements

Global Infrastructure Global Real Estate Securities
Unaudited
Six Months Ended
6/30/26
Year Ended
12/31/25
Unaudited
Six Months Ended
6/30/26
Year Ended
12/31/25
OPERATIONS
Net investment income (loss) $ 6,530,951 $ 11,923,960 $ 529,030 $ 1,069,846
Net realized gain (loss) 20,680,309 45,842,022 3,556,292 296,494
Net change in unrealized appreciation (depreciation) 38,186,152 18,893,861 412,728 2,771,318
Net increase (decrease) in net assets from operations 65,397,412 76,659,843 4,498,050 4,137,658
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (2,721,988) (4,813,929) (11,747) (24,350)
Class C (245,068) (513,884) (527) (1,508)
Class R6 (5,398,187) (9,546,461) (520,120) (1,383,831)
Class I (18,896,889) (32,130,250) (71,143) (126,023)
ETF Class
(1)
— — — —
Total distributions (27,262,132) (47,004,524) (603,537) (1,535,712)
FUND SHARE TRANSACTIONS
Subscriptions 79,252,762 107,788,062 2,168,058 2,574,407
Reinvestments of distributions 21,439,320 36,579,271 96,331 176,133
Redemptions (48,119,028) (157,149,589) (25,492,210) (1,665,092)
Net increase (decrease) from Fund share transactions 52,573,054 (12,782,256) (23,227,821) 1,085,448
Net increase (decrease) in net assets 90,708,334 16,873,063 (19,333,308) 3,687,394
Net assets at the beginning of period 480,134,759 463,261,696 46,303,831 42,616,437
Net assets at the end of period $ 570,843,093 $ 480,134,759 $ 26,970,523 $ 46,303,831

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

Real Asset Income Real Estate Securities
Unaudited
Six Months Ended
6/30/26
Year Ended
12/31/25
Unaudited
Six Months Ended
6/30/26
Year Ended
12/31/25
OPERATIONS
Net investment income (loss) $ 28,655,702 $ 54,227,702 $ 8,398,967 $ 21,223,206
Net realized gain (loss) 41,276,113 23,211,041 35,231,889 55,980,117
Net change in unrealized appreciation (depreciation) 2,389,045 43,619,284 70,621,284 (54,518,214)
Net increase (decrease) in net assets from operations 72,320,860 121,058,027 114,252,140 22,685,109
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (3,244,424) (7,069,118) (1,181,524) (5,097,772)
Class C (416,660) (1,230,585) (11,313) (77,396)
Class R6 (6,144,448) (12,858,555) (3,428,409) (14,542,208)
Class I (20,607,049) (41,052,956) (6,074,582) (27,623,311)
ETF Class — — — —
Return of Capital:
Class A — (476,975) — —
Class C — (100,856) — —
Class R6 — (803,719) — —
Class I — (2,619,694) — —
Total distributions (30,412,581) (66,212,458) (10,695,828) (47,340,687)
FUND SHARE TRANSACTIONS
Subscriptions 171,028,725 190,001,603 97,281,681 151,033,137
Reinvestments of distributions 29,143,108 62,956,012 9,319,474 41,594,023
Redemptions (184,695,904) (250,054,844) (150,044,560) (440,938,560)
Net increase (decrease) from Fund share transactions 15,475,929 2,902,771 (43,443,405) (248,311,400)
Net increase (decrease) in net assets 57,384,208 57,748,340 60,112,907 (272,966,978)
Net assets at the beginning of period 1,150,824,128 1,093,075,788 760,477,987 1,033,444,965
Net assets at the end of period $ 1,208,208,336 $ 1,150,824,128 $ 820,590,894 $ 760,477,987
(1) For the period June 2, 2026 (commencement of operations) through June 30, 2026.

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net
Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Market
Price,
End of
Period
Global Infrastructure
Class
A
6/30/26
(f)
$ 12.07 $ 0.14 $ 1.46 $ 1.60 $ (0.08) $ (0.55) $ — $ (0.63) $ 13.04 $ –
12/31/25
11.28 0.29 1.70 1.99 (0.27) (0.93) — (1.20) 12.07 –
12/31/24
10.94 0.25 0.93 1.18 (0.26) (0.58) — (0.84) 11.28 –
12/31/23
10.31 0.22 0.66 0.88 (0.24) — (0.01) (0.25) 10.94 –
12/31/22
11.69 0.13 (0.88) (0.75) (0.25) (0.38) — (0.63) 10.31 –
12/31/21
10.97 0.19 1.37 1.56 (0.20) (0.64) — (0.84) 11.69 –
Class
C
6/30/26
(f)
11.83 0.09 1.43 1.52 — (0.55) — (0.55) 12.80 –
12/31/25
11.07 0.19 1.68 1.87 (0.18) (0.93) — (1.11) 11.83 –
12/31/24
10.75 0.17 0.91 1.08 (0.18) (0.58) — (0.76) 11.07 –
12/31/23
10.13 0.13 0.65 0.78 (0.15) — (0.01) (0.16) 10.75 –
12/31/22
11.50 0.04 (0.87) (0.83) (0.16) (0.38) — (0.54) 10.13 –
12/31/21
10.87 0.10 1.35 1.45 (0.18) (0.64) — (0.82) 11.50 –
Class
R6
6/30/26
(f)
12.06 0.16 1.46 1.62 (0.13) (0.55) — (0.68) 13.00 –
12/31/25
11.26 0.33 1.71 2.04 (0.31) (0.93) — (1.24) 12.06 –
12/31/24
10.92 0.29 0.93 1.22 (0.30) (0.58) — (0.88) 11.26 –
12/31/23
10.29 0.25 0.66 0.91 (0.27) — (0.01) (0.28) 10.92 –
12/31/22
11.68 0.16 (0.89) (0.73) (0.28) (0.38) — (0.66) 10.29 –
12/31/21
10.96 0.23 1.37 1.60 (0.24) (0.64) — (0.88) 11.68 –
Class
I
6/30/26
(f)
12.02 0.16 1.45 1.61 (0.12) (0.55) — (0.67) 12.96 –
12/31/25
11.23 0.32 1.70 2.02 (0.30) (0.93) — (1.23) 12.02 –
12/31/24
10.90 0.28 0.92 1.20 (0.29) (0.58) — (0.87) 11.23 –
12/31/23
10.26 0.24 0.67 0.91 (0.26) — (0.01) (0.27) 10.90 –
12/31/22
11.65 0.16 (0.90) (0.74) (0.27) (0.38) — (0.65) 10.26 –
12/31/21
10.93 0.22 1.37 1.59 (0.23) (0.64) — (0.87) 11.65 –
ETF
Class
6/30/26
(f),(h)
12.60 0.02 0.38 0.40 — — — — 13.00 13.03
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
Total Return Based on Market Price reflects the change in the closing market price per share over the period, including the assumed reinvestment of distributions, if any, at the closing market price per share on each ex-dividend payment date during the period. Since shares of the Fund did not trade in the secondary market until after the Fund’s commencement of operations, for the period from the commencement of operations to the first day of market trading, the NAV is used as a proxy for the market price to calculate market price returns. Total returns are not annualized.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(e)
Does not include in-kind transactions.
(f)
Unaudited.
(g)
Annualized.
(h)
For the period June 2, 2026 (commencement of operations) through June 30, 2026.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
Based on
Net Asset Value
(b)
Total
Return
Based on
Market Price
(c)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(d)
NII
(Loss)
(d)
Portfolio
Turnover
Rate
(e)
13.31% – % $ 58,253 1.28%
(g)
1.20%
(g)
2.22%
(g)
47%
17.69 – 51,753 1.33 1.21 2.32 95
10.74 – 45,733 1.34 1.21 2.22 83
8.51 – 47,992 1.31 1.22 2.05 90
(6.28) – 47,824 1.34 1.22 1.18 121
14.44 – 52,495 1.32 1.21 1.66 128
12.86 – 5,991 2.03
(g)
1.95
(g)
1.47
(g)
47
16.88 – 5,811 2.08 1.96 1.55 95
9.90 – 6,430 2.09 1.96 1.49 83
7.74 – 7,998 2.06 1.97 1.29 90
(7.04) – 10,463 2.09 1.97 0.40 121
13.58 – 14,905 2.07 1.96 0.89 128
13.44 – 107,888 0.96
(g)
0.88
(g)
2.53
(g)
47
18.16 – 97,173 1.00 0.88 2.65 95
11.09 – 77,562 1.02 0.89 2.53 83
8.87 – 71,444 0.99 0.90 2.37 90
(6.06) – 76,161 1.02 0.90 1.45 121
14.84 – 133,575 0.99 0.88 2.00 128
13.39 – 383,113 1.03
(g)
0.95
(g)
2.49
(g)
47
18.05 – 325,397 1.08 0.96 2.54 95
10.94 – 333,536 1.09 0.96 2.48 83
8.90 – 347,121 1.06 0.97 2.30 90
(6.15) – 371,573 1.09 0.97 1.40 121
14.78 – 471,885 1.07 0.96 1.89 128
3.17 3.41 15,599 0.94
(g)
0.86
(g)
1.82
(g)
47

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Global Real Estate Securities
Class
A
6/30/26
(d)
$ 19.09 $ 0.20 $ 1.64 $ 1.84 $ (0.31) $ — $ — $ (0.31) $ 20.62
12/31/25
18.02 0.37 1.27 1.64 (0.57) — — (0.57) 19.09
12/31/24
18.48 0.32 (0.23) 0.09 (0.54) — (0.01) (0.55) 18.02
12/31/23
17.10 0.46 1.42 1.88 (0.50) — — (0.50) 18.48
12/31/22
24.08 0.37 (6.42) (6.05) (0.47) (0.32) (0.14) (0.93) 17.10
12/31/21
21.25 0.54 5.32 5.86 (1.08) (1.95) — (3.03) 24.08
Class
C
6/30/26
(d)
19.08 0.09 1.67 1.76 (0.23) — — (0.23) 20.61
12/31/25
18.01 0.23 1.26 1.49 (0.42) — — (0.42) 19.08
12/31/24
18.47 0.18 (0.23) (0.05) (0.40) — (0.01) (0.41) 18.01
12/31/23
17.09 0.32 1.43 1.75 (0.37) — — (0.37) 18.47
12/31/22
24.06 0.21 (6.40) (6.19) (0.32) (0.32) (0.14) (0.78) 17.09
12/31/21
21.25 0.35 5.31 5.66 (0.90) (1.95) — (2.85) 24.06
Class
R6
6/30/26
(d)
19.09 0.22 1.64 1.86 (0.35) — — (0.35) 20.60
12/31/25
18.01 0.44 1.28 1.72 (0.64) — — (0.64) 19.09
12/31/24
18.48 0.38 (0.24) 0.14 (0.60) — (0.01) (0.61) 18.01
12/31/23
17.10 0.50 1.44 1.94 (0.56) — — (0.56) 18.48
12/31/22
24.09 0.37 (6.36) (5.99) (0.54) (0.32) (0.14) (1.00) 17.10
12/31/21
21.27 0.56 5.38 5.94 (1.17) (1.95) — (3.12) 24.09
Class
I
6/30/26
(d)
19.08 0.23 1.63 1.86 (0.33) — — (0.33) 20.61
12/31/25
18.01 0.43 1.25 1.68 (0.61) — — (0.61) 19.08
12/31/24
18.47 0.38 (0.25) 0.13 (0.58) — (0.01) (0.59) 18.01
12/31/23
17.09 0.49 1.43 1.92 (0.54) — — (0.54) 18.47
12/31/22
24.07 0.39 (6.39) (6.00) (0.52) (0.32) (0.14) (0.98) 17.09
12/31/21
21.25 0.59 5.32 5.91 (1.14) (1.95) — (3.09) 24.07
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Unaudited.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
9 .67% $ 788 1 .53%
(e)
1 .29%
(e)
1 .95%
(e)
47%
9 .13 791 1 .89 1 .30 1 .99 90
0 .47 803 1 .94 1 .30 1 .76 72
11 .22 792 1 .83 1 .30 2 .67 81
( 25 .09 ) 482 2 .14 1 .30 1 .90 102
28 .21 254 1 .89 1 .29 2 .19 130
9 .24 48 2 .26
(e)
2 .04
(e)
0 .92
(e)
47
8 .33 68 2 .64 2 .05 1 .25 90
( 0 .27 ) 64 2 .69 2 .05 0 .98 72
10 .40 55 2 .58 2 .05 1 .85 81
( 25 .66 ) 47 2 .89 2 .05 1 .07 102
27 .16 53 2 .64 2 .04 1 .44 130
9 .81 22,430 1 .17
(e)
0 .94
(e)
2 .22
(e)
47
9 .59 41,751 1 .52 0 .93 2 .36 90
0 .76 39,080 1 .62 0 .98 2 .08 72
11 .61 39,977 1 .49 0 .96 2 .91 81
( 24 .84 ) 37,200 1 .79 0 .95 1 .86 102
28 .57 73,585 1 .54 0 .94 2 .33 130
9 .80 3,705 1 .26
(e)
1 .04
(e)
2 .31
(e)
47
9 .40 3,694 1 .64 1 .05 2 .31 90
0 .72 2,669 1 .69 1 .05 2 .07 72
11 .50 2,212 1 .58 1 .05 2 .86 81
( 24 .90 ) 1,767 1 .89 1 .05 1 .94 102
28 .48 2,091 1 .64 1 .04 2 .45 130

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Real Asset Income
Class
A
6/30/26
(d)
$ 22.24 $ 0.52 $ 0.86 $ 1.38 $ (0.56) $ — $ — $ (0.56) $ 23.06
12/31/25
21.16 1.02 1.31 2.33 (1.17) — (0.08) (1.25) 22.24
12/31/24
20.77 0.96 0.42 1.38 (0.98) — (0.01) (0.99) 21.16
12/31/23
20.18 0.93 0.66 1.59 (1.00) — — (1.00) 20.77
12/31/22
24.07 0.91 (3.75) (2.84) (0.91) — (0.14) (1.05) 20.18
12/31/21
22.75 1.05 1.54 2.59 (1.27) — — (1.27) 24.07
Class
C
6/30/26
(d)
22.25 0.43 0.86 1.29 (0.47) — — (0.47) 23.07
12/31/25
21.17 0.84 1.33 2.17 (1.01) — (0.08) (1.09) 22.25
12/31/24
20.79 0.79 0.42 1.21 (0.82) — (0.01) (0.83) 21.17
12/31/23
20.19 0.77 0.67 1.44 (0.84) — — (0.84) 20.79
12/31/22
24.07 0.74 (3.74) (3.00) (0.74) — (0.14) (0.88) 20.19
12/31/21
22.76 0.86 1.55 2.41 (1.10) — — (1.10) 24.07
Class
R6
6/30/26
(d)
22.38 0.57 0.86 1.43 (0.60) — — (0.60) 23.21
12/31/25
21.29 1.10 1.33 2.43 (1.26) — (0.08) (1.34) 22.38
12/31/24
20.91 1.04 0.41 1.45 (1.06) — (0.01) (1.07) 21.29
12/31/23
20.30 1.01 0.67 1.68 (1.07) — — (1.07) 20.91
12/31/22
24.21 0.98 (3.77) (2.79) (0.98) — (0.14) (1.12) 20.30
12/31/21
22.87 1.13 1.56 2.69 (1.35) — — (1.35) 24.21
Class
I
6/30/26
(d)
22.25 0.55 0.86 1.41 (0.59) — — (0.59) 23.07
12/31/25
21.16 1.07 1.33 2.40 (1.23) — (0.08) (1.31) 22.25
12/31/24
20.77 1.01 0.42 1.43 (1.03) — (0.01) (1.04) 21.16
12/31/23
20.18 0.98 0.65 1.63 (1.04) — — (1.04) 20.77
12/31/22
24.07 0.97 (3.76) (2.79) (0.96) — (0.14) (1.10) 20.18
12/31/21
22.75 1.10 1.55 2.65 (1.33) — — (1.33) 24.07
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Unaudited.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
6.23% $ 132,898 1.17%
(e)
1.16%
(e)
4.60%
(e)
40%
11.23 130,390 1.17 1.16 4.64 74
6.83 131,917 1.18 1.16 4.54 82
8.13 148,967 1.18 1.16 4.64 60
(12.00) 154,979 1.17 1.16 4.18 73
11.60 192,591 1.14 1.14 4.42 73
5.84 18,762 1.92
(e)
1.91
(e)
3.80
(e)
40
10.41 21,614 1.92 1.91 3.85 74
5.98 36,758 1.93 1.91 3.77 82
7.36 61,250 1.93 1.91 3.83 60
(12.64) 91,024 1.92 1.91 3.40 73
10.75 134,834 1.89 1.89 3.62 73
6.43 237,912 0.81
(e)
0.80
(e)
4.95
(e)
40
11.63 232,249 0.82 0.81 5.00 74
7.13 207,176 0.83 0.81 4.90 82
8.56 181,053 0.83 0.81 5.01 60
(11.72) 161,185 0.82 0.81 4.45 73
11.99 252,907 0.80 0.80 4.75 73
6.35 818,637 0.92
(e)
0.91
(e)
4.85
(e)
40
11.55 766,571 0.92 0.91 4.89 74
7.07 717,225 0.93 0.91 4.81 82
8.38 700,821 0.93 0.91 4.87 60
(11.77) 798,370 0.92 0.91 4.43 73
11.88 976,385 0.89 0.89 4.64 73

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Real Estate Securities
Class
A
6/30/26
(d)
$ 14.11 $ 0.14 $ 2.05 $ 2.19 $ (0.19) $ — $ — $ (0.19) $ 16.11
12/31/25
14.56 0.30 0.04 0.34 (0.42) (0.37) — (0.79) 14.11
12/31/24
15.02 0.20 0.69 0.89 (0.38) (0.85) (0.12) (1.35) 14.56
12/31/23
13.95 0.34 1.19 1.53 (0.35) (0.11) — (0.46) 15.02
12/31/22
22.36 0.25 (5.82) (5.57) (0.74) (2.10) — (2.84) 13.95
12/31/21
18.40 0.23 7.12 7.35 (0.33) (3.06) — (3.39) 22.36
Class
C
6/30/26
(d)
13.43 0.07 1.96 2.03 (0.13) — — (0.13) 15.33
12/31/25
13.88 0.17 0.04 0.21 (0.29) (0.37) — (0.66) 13.43
12/31/24
14.36 0.07 0.67 0.74 (0.25) (0.85) (0.12) (1.22) 13.88
12/31/23
13.33 0.20 1.17 1.37 (0.23) (0.11) — (0.34) 14.36
12/31/22
21.51 0.09 (5.58) (5.49) (0.59) (2.10) — (2.69) 13.33
12/31/21
17.80 0.03 6.90 6.93 (0.16) (3.06) — (3.22) 21.51
Class
R6
6/30/26
(d)
14.76 0.18 2.15 2.33 (0.23) — — (0.23) 16.86
12/31/25
15.21 0.39 0.03 0.42 (0.50) (0.37) — (0.87) 14.76
12/31/24
15.65 0.27 0.72 0.99 (0.46) (0.85) (0.12) (1.43) 15.21
12/31/23
14.53 0.41 1.24 1.65 (0.42) (0.11) — (0.53) 15.65
12/31/22
23.15 0.33 (6.03) (5.70) (0.82) (2.10) — (2.92) 14.53
12/31/21
18.98 0.32 7.34 7.66 (0.43) (3.06) — (3.49) 23.15
Class
I
6/30/26
(d)
14.48 0.17 2.10 2.27 (0.21) — — (0.21) 16.54
12/31/25
14.94 0.34 0.04 0.38 (0.47) (0.37) — (0.84) 14.48
12/31/24
15.39 0.26 0.69 0.95 (0.43) (0.85) (0.12) (1.40) 14.94
12/31/23
14.29 0.38 1.23 1.61 (0.40) (0.11) — (0.51) 15.39
12/31/22
22.83 0.28 (5.93) (5.65) (0.79) (2.10) — (2.89) 14.29
12/31/21
18.74 0.27 7.27 7.54 (0.39) (3.06) — (3.45) 22.83
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Unaudited.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
15.61% $ 98,931 1.30%
(e)
1.18%
(e)
1.87%
(e)
39%
2.32 90,385 1.30 1.18 2.08 69
5.78 107,921 1.30 1.19 1.33 62
11.22 124,579 1.31 1.22 2.39 72
(24.87) 131,155 1.30 1.22 1.34 78
40.98 207,384 1.28 1.24 1.05 101
15.14 1,317 2.05
(e)
1.93
(e)
1.03
(e)
39
1.53 1,352 2.05 1.93 1.25 69
4.97 2,452 2.05 1.94 0.49 62
10.46 3,713 2.06 1.97 1.47 72
(25.45) 6,377 2.05 1.97 0.56 78
39.85 12,195 2.03 2.00 0.16 101
15.89 243,939 0.84
(e)
0.72
(e)
2.29
(e)
39
2.75 227,639 0.84 0.72 2.55 69
6.20 265,665 0.90 0.79 1.70 62
11.66 322,442 0.93 0.84 2.80 72
(24.59) 313,047 0.93 0.85 1.70 78
41.48 556,126 0.89 0.85 1.46 101
15.78 476,404 1.05
(e)
0.93
(e)
2.14
(e)
39
2.52 441,102 1.05 0.93 2.26 69
6.05 657,407 1.05 0.94 1.68 62
11.51 545,767 1.06 0.97 2.62 72
(24.70) 600,459 1.05 0.97 1.48 78
41.32 1,476,888 1.03 0.99 1.23 101

Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information:
Nuveen Investment Funds, Inc. and Nuveen Investment Trust V (each a “Trust” and collectively, the “Trusts”), are open-
end management investment companies registered under the Investment Company Act of 1940 (the “1940 Act”) as amended. Nuveen Investment
Funds, Inc. is comprised of Nuveen Global Infrastructure Fund (“Global Infrastructure”), Nuveen Real Asset Income Fund (“Real Asset Income”) and
Nuveen Real Estate Securities Fund (“Real Estate Securities”), among others, and Nuveen Investment Trust V is comprised of Nuveen Global Real
Estate Securities Fund (“Global Real Estate Securities”), among others, (each a “Fund” and collectively, the “Funds”). Nuveen Investment Funds, Inc.
was incorporated in the State of Maryland on August 20, 1987 and Nuveen Investment Trust V was organized as a Massachusetts business trust on
September 27, 2006.
Current Fiscal Period
: The end of the reporting period for the Funds is June 30, 2026, and the period covered by these Notes to Financial
Statements is the six months ended June 30, 2026 (the "current fiscal period").
ETF Class Shares
: On June 2, 2026, Global Infrastructure began offering ETF Class Shares.
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges:
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1%
if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Global Infrastructure offers an exchange-traded share class that operates as an ETF (“ETF Class”). The ETF Class Shares are traded on the NYSE Arca, (the “Exchange”)
and are listed and traded at market-determined prices. Class R6 Shares, Class I Shares and ETF Class Shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions.
The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
Neither Trust pays compensation directly to those of its officers, all of whom receive remuneration for their services to each Trust from the Adviser or its affiliates. The Funds’ Board of Directors/Trustees (the ’’Board’’) has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
The tax character of Fund distributions for a fiscal year is dependent upon the amount and tax character of distributions received from securities held in the Funds’ portfolios. Distributions received from certain securities in which the Funds invest, most notably real estate investment trust (“REIT”)
securities, may be characterized for tax purposes as ordinary income, long-term capital gain and/or a return of capital. The issuer of a security reports the tax character of its distributions only once per year, generally during the first two months of the calendar year for the previous year. The distribution is included in the Funds’ ordinary income until such time the Fund is notified by the issuer of the actual tax character. For the current fiscal period, dividend income, net realized gain (loss) and unrealized appreciation (depreciation) recognized on the Statement of Operations reflect the amounts of ordinary income, capital gain, and/or return of capital as reported by the issuers of such securities as of the current calendar year end.
Foreign Currency Transactions and Translation:
The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Some markets in which the Funds invest impose capital controls, repatriation limits and/or transaction fees, for example, on the amount of foreign currency that may be converted to U.S. dollars. These restrictions, in some markets where foreign exchange restrictions are imposed, may be reflected in non-deliverable forward rates (NDF), or prevailing “offshore” rates that apply to non-local investors. Accordingly, the Fund may apply

NDF rates, or another alternative exchange rate believed by the Adviser to be more reflective of the rates at which the Funds may transact, where applicable, to convert the value of non-U.S. dollar denominated securities to U.S. dollars. The U.S. dollar market value of such securities held in markets where NDF rates exist may be lower than the U.S. dollar market value of securities using prevailing local or “onshore” foreign currency exchange rates.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with
(i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the reporting period Global Infrastructure, Global Real Estate Securities and Real Asset Income are invested in non-U.S. securities.
The percentage of investments in non-U.S. securities for Global Infrastructure and Global Real Estate Securities are included within each Fund’s
Portfolio of Investments. As of the end of the reporting period, the percentage of investments in non-U.S. securities for Real Asset Income are as follows:
Foreign Taxes:
The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications:
Under each Trust’s organizational documents, its officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to each Trust. In addition, in the normal course of business, each Trust enters into contracts that provide general indemnifications to other parties. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred. However, each Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Trade date for senior and subordinated loans purchased in the “primary market” is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the “secondary market” is the date on which the transaction is entered into. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”) interest, paydown gains and losses and fee income, if any.
PIK interest represents income received in the form of securities in lieu of cash. Fee income consists primarily of amendment fees, when applicable.
Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations:
Except for Real Asset Income, income and expenses that are not directly attributable to a specific class of shares are prorated among the classes of each Fund based on the relative net assets of each class. For Real Asset Income, income and expenses that are not directly attributable to a specific class of shares are prorated among the classes based on the relative settled shares of each class. Sub-
transfer agent fees and similar fees are not charged to Class R6 and ETF Class Shares. Expenses directly attributable to a share class are recorded to that class. Class-level expenses include, but are not limited to, transfer agency fees and expenses, state securities registration fees, exchange listing fees related to such class, and distribution and service fees (collectively, “12b-1 fees”). Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Real Asset Income Value
% of Total
Investments
Country:
Canada $ 101,373,773 8.3%
United Kingdom 44,863,270 3.7
Australia 34,233,427 2.8
France 33,447,091 2.7
Italy 28,203,620 2.3
Singapore 25,381,870 2.1
Mexico 22,025,904 1.8
Hong Kong 18,000,998 1.5
Japan 15,679,855 1.3
Other 40,283,123 3.4
Total non-U.S. Securities $363,492,931 29.9%

Notes to Financial Statements
(continued)
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to
Financial Statements.
Segment Reporting:
Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker
(“CODM”), as defined in U.S. GAAP. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-
term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as
“total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement (ASU No. 2025-11)
: In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic 270) Narrow
Scope Improvements (“ASU 2025-11”). The amendments in ASU 2025-11 provide a comprehensive list of interim disclosures that are required by U.S. GAAP. ASU 2025-11 also includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted for all entities. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.

Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the current fiscal period, based on the inputs used to value them:
4. Portfolio Securities
Repurchase Agreements:
In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the current fiscal period, and the collateral delivered related to those repurchase agreements.
Global Infrastructure
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 396,096,800 $ 166,944,540 $ – $ 563,041,340
Investment Companies 1,607,561 – – 1,607,561
Investments Purchased with Collateral from Securities
Lending 2,818,371 – – 2,818,371
Short-Term Investments:
Repurchase Agreements – 4,200,000 – 4,200,000
$ 400,522,732 $ 171,144,540 $ – $ 571,667,272
Global Real Estate Securities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 18,753,435 $ 8,122,468 $ – $ 26,875,903
Short-Term Investments:
Repurchase Agreements – 225,000 – 225,000
$ 18,753,435 $ 8,347,468 $ – $ 27,100,903
Real Asset Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed Securities $ – $ 1,002,851 $ – $ 1,002,851
Common Stocks 401,873,354 185,628,491 – 587,501,845
Convertible Preferred Securities 44,267,260 – – 44,267,260
Corporate Bonds – 360,505,396 – 360,505,396
Investment Companies 5,545,755 – 1,512 5,547,267
Mortgage-Backed Securities – 38,842,883 – 38,842,883
Preferred Stock 115,220,895 – – 115,220,895
Variable Rate Senior Loan Interests – 30,870,894 – 30,870,894
Investments Purchased with Collateral from Securities
Lending 12,327,813 – – 12,327,813
Short-Term Investments:
Repurchase Agreements – 18,794,717 – 18,794,717
$ 579,235,077 $ 635,645,232 $ 1,512 $ 1,214,881,821
Real Estate Securities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 797,564,981 $ 10,026,491 $ – $ 807,591,472
Short-Term Investments:
Repurchase Agreements – 11,762,287 – 11,762,287
$ 797,564,981 $ 21,788,778 $ – $ 819,353,759

Notes to Financial Statements
(continued)
Securities Lending:
Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, a Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds' custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. The market value of securities loaned is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current fiscal period, the total value of the loaned securities and the total value of collateral received were as follows:
Purchases and Sales:
Long-term purchases and sales (excluding in-kind transactions) during the current fiscal period were as follows:
There were no in-kind transactions during the period.
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Forward Foreign Currency Contracts:
During the current fiscal period, Global Real Estate Securities used foreign exchange forwards partially hedge its exposure to non-U.S. dollar denominated positions.
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
Global Infrastructure Fixed Income Clearing Corporation $ 4,200,000 $ (4,284,102)
Global Real Estate Securities Fixed Income Clearing Corporation 225,000 (229,678)
Real Asset Income Fixed Income Clearing Corporation 18,794,717 (19,170,706)
Real Estate Securities Fixed Income Clearing Corporation 11,762,287 (11,997,778)
Aggregate Value of Securities on Loan
Fund
Equity
Securities
Fixed Income
Securities
Cash Collateral
Received*
Real Asset Income 8,076,635 3,832,875 12,327,813
Global Infrastructure 2,736,778 – 2,818,371
*May include cash and investment of cash collateral.
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
Global Infrastructure
$ 280,186,618 $ 249,451,670
Global Real Estate Securities
21,273,173 44,156,036
Real Asset Income
486,067,664 474,277,925
Real Estate Securities
300,959,108 346,466,950

A forward contract is an agreement between two parties to purchase or sell a specified quantity of a currency at or before a specified date in the future at a specified price. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. Forward contracts are typically traded in the over-the-counter (“OTC”) markets and all details of the contract are negotiated between the counterparties to the agreement. Forward contracts are marked-to-market daily and any resulting unrealized gains or losses are reflected as appreciation or depreciation on the Statement of Assets and Liabilities. The Funds realizes gains and losses at the time the forward contracts are closed and are included on the Statement of Operations. Risks may arise upon entering into forward contracts from unanticipated movements in the value of a foreign currency relative to the U.S. dollar; and that losses may exceed amounts recognized on the Statement of Assets and Liabilities.
The average notional amount of forward foreign currency contracts outstanding during the current fiscal period was as follows:
Futures Contracts:
During the current fiscal period, Real Asset Income continued using interest rate futures to partially hedge the portfolio against movements in interest rates.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-
to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of
Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
During the current fiscal period, the effect of derivative contracts on the Fund's Statement of Operations was as follows:
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal
Fund
Average Notional Amount of Forward
Contracts Outstanding
*
Global Real Estate Securities $ 114,396
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Fund
Average Notional Amount of Futures
Contracts Outstanding
*
Real Asset Income $ 7,982,449
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Real Asset Income
Futures contracts Interest rate $ 337,766 $ (37,321)

Notes to Financial Statements
(continued)
to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
ETF Class Shares are issued and redeemed on a continuous basis at NAV only in aggregations of a specified number of shares or multiples thereof
(“Creation Units”). Only certain institutional investors (referred to as “Authorized Participants”) who have entered into agreements with Nuveen
Securities, LLC, the Funds' distributor, may purchase and redeem Creation Units. Once created, shares of the Funds trade on the Exchange at market prices and are only available to individual investors through their brokers.
Creation Units are purchased and redeemed in-kind for a designated portfolio of securities and/or a specified amount of cash, as determined by each Fund's investment approach. Creation Units may be delivered in advance of receipt by a Fund of all or a portion of the designated portfolio securities. In these instances the Authorized Participants must deposit cash collateral in an amount equal to the sum of the (i) cash component, (ii)
all applicable fees and (iii) an amount of cash equal to a percentage of the market value of the undelivered securities, as defined in the participation agreement. Authorized Participants are charged fixed transaction fees in connection with purchasing and redeeming Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., taxes on currency or other financial transactions, and brokerage costs) and market impact expenses it incurs in purchasing or selling portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” on the Statements of Changes in Net Assets.
Transactions in Fund shares during the current and prior period were as follows:
Six Months Ended
6/30/26
Year Ended
12/31/25
Global Infrastructure Shares Value Shares Value
Subscriptions:
Class A 340,860 $4,397,457 619,900 $7,745,392
Class A - automatic conversion of Class C — — 131 1,529
Class C 72,462 924,762 112,733 1,385,593
Class R6 594,566 7,745,080 1,153,310 14,052,332
Class I 3,925,614 51,065,463 6,769,608 84,603,216
ETF Class
(1)
1,200,000 15,120,000 — —
Total subscriptions 6,133,502 79,252,762 8,655,682 107,788,062
Reinvestments of distributions:
Class A 199,725 2,580,447 375,198 4,614,110
Class C 17,533 222,498 36,856 441,910
Class R6 291,023 3,745,460 507,729 6,245,000
Class I 1,160,633 14,890,915 2,062,015 25,278,251
Total reinvestments of distributions 1,668,914 21,439,320 2,981,798 36,579,271
Redemptions:
Class A (360,109) (4,641,834) (764,504) (9,594,006)
Class C (113,198) (1,411,413) (239,133) (2,877,899)
Class C - automatic conversion to Class A — — (134) (1,529)
Class R6 (645,011) (8,447,449) (490,333) (6,068,576)
Class I (2,603,567) (33,618,332) (11,464,042) (138,607,579)
Total redemptions (3,721,885) (48,119,028) (12,958,146) (157,149,589)
Net increase (decrease) 4,080,531 $52,573,054 (1,320,666) $(12,782,256)
(1) For the period June 2, 2026 (commencement of operations) through June 30, 2026.

Six Months Ended
6/30/26
Year Ended
12/31/25
Global Real Estate Securities Shares Value Shares Value
Subscriptions:
Class A 2,600 $52,903 3,722 $69,035
Class A - automatic conversion of Class C 1,248 25,713 — —
Class R6 5,203 106,397 21,308 401,120
Class I 98,333 1,983,045 115,006 2,104,252
Total subscriptions 107,384 2,168,058 140,036 2,574,407
Reinvestments of distributions:
Class A 546 10,981 1,245 23,643
Class C 25 527 52 977
Class R6 705 14,093 1,379 26,256
Class I 3,546 70,730 6,609 125,257
Total reinvestments of distributions 4,822 96,331 9,285 176,133
Redemptions:
Class A (7,591) (153,566) (8,139) (152,754)
Class C (12) (251) (25) (470)
Class C - automatic conversion to Class A (1,250) (25,713) — —
Class R6 (1,104,865) (22,912,522) (4,534) (84,952)
Class I (115,687) (2,400,158) (76,258) (1,426,916)
Total redemptions (1,229,405) (25,492,210) (88,956) (1,665,092)
Net increase (decrease) (1,117,199) $(23,227,821) 60,365 $1,085,448
Six Months Ended
6/30/26
Year Ended
12/31/25
Real Asset Income Shares Value Shares Value
Subscriptions:
Class A 389,788 $8,915,432 775,415 $16,893,530
Class A - automatic conversion of Class C 68 1,563 27 579
Class C 37,923 875,975 53,603 1,183,206
Class R6 221,258 5,100,938 1,305,932 28,309,250
Class I 6,785,511 156,134,817 6,531,856 143,615,038
Total subscriptions 7,434,548 171,028,725 8,666,833 190,001,603
Reinvestments of distributions:
Class A 132,300 3,044,967 321,663 7,082,775
Class C 17,425 401,181 58,478 1,285,067
Class R6 236,624 5,482,021 548,479 12,148,969
Class I 878,001 20,214,939 1,926,528 42,439,201
Total reinvestments of distributions 1,264,350 29,143,108 2,855,148 62,956,012
Redemptions:
Class A (622,558) (14,296,509) (1,469,095) (32,133,500)
Class C (213,500) (4,891,558) (877,138) (19,120,379)
Class C - automatic conversion to Class A (68) (1,563) (27) (579)
Class R6 (584,625) (13,433,102) (1,207,999) (26,536,682)
Class I (6,637,102) (152,073,172) (7,890,513) (172,263,704)
Total redemptions (8,057,853) (184,695,904) (11,444,772) (250,054,844)
Net increase (decrease) 641,045 $15,475,929 77,209 $2,902,771

Notes to Financial Statements
(continued)
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
Six Months Ended
6/30/26
Year Ended
12/31/25
Real Estate Securities Shares Value Shares Value
Subscriptions:
Class A 564,015 $8,657,443 1,117,564 $16,168,431
Class A - automatic conversion of Class C 158 2,432 123 1,793
Class C 2,063 30,246 6,202 86,637
Class R6 1,412,972 22,506,822 3,267,717 49,492,667
Class I 4,124,493 66,084,738 5,748,598 85,283,609
Total subscriptions 6,103,701 97,281,681 10,140,204 151,033,137
Reinvestments of distributions:
Class A 54,198 831,106 257,224 3,696,529
Class C 654 9,518 4,529 61,889
Class R6 196,414 3,144,690 899,569 13,530,930
Class I 338,972 5,334,160 1,646,348 24,304,675
Total reinvestments of distributions 590,238 9,319,474 2,807,670 41,594,023
Redemptions:
Class A (882,814) (13,541,583) (2,377,951) (34,243,285)
Class C (17,313) (257,592) (86,571) (1,193,021)
Class C - automatic conversion to Class A (166) (2,432) (130) (1,793)
Class R6 (2,559,655) (41,428,755) (6,210,409) (93,350,278)
Class I (6,114,511) (94,814,198) (20,936,333) (312,150,183)
Total redemptions (9,574,459) (150,044,560) (29,611,394) (440,938,560)
Net increase (decrease) (2,880,520) $(43,443,405) (16,663,520) $(248,311,400)
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Global Infrastructure
$ 415,067,947 $ 162,300,451 $ (5,701,126) $ 156,599,325
Global Real Estate Securities
21,335,726 7,441,199 (1,676,022) 5,765,177
Real Asset Income
1,168,655,792 90,294,921 (44,068,892) 46,226,029
Real Estate Securities
557,310,604 292,817,384 (30,774,229) 262,043,155
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Global Infrastructure
$ 2,934,535 $ 3,562,021 $ 118,420,622 $ — $ — $ (26,414) $ 124,890,764
Global Real Estate Securities
84,390 — 5,352,070 (3,868,961) — — 1,567,499
Real Asset Income
— — 43,908,362 (251,381,431) — (57,401) (207,530,470)
Real Estate Securities
— 20,319,540 191,413,843 — — (152,555) 211,580,828

As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedules:
The annual complex-level fee, payable monthly, for each Fund is calculated according the following schedule:
*  The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
Fund Short-Term Long-Term Total
Global Infrastructure $ — $ — $ —
Global Real Estate Securities 804,112 3,064,850 3,868,962
Real Asset Income 143,583,452 107,797,979 251,381,431
Real Estate Securities — — —
Average Daily Net Assets
Global
Infrastructure
Global Real Estate
Securities
Real Estate
Securities
For the first $125 million 0.7500% 0.7500% 0.6500%
For the next $125 million 0.7375 0.7375 0.6375
For the next $250 million 0.7250 0.7250 0.6250
For the next $500 million 0.7125 0.7125 0.6125
For the next $1 billion 0.7000 0.7000 0.6000
For the next $3 billion 0.6750 0.6750 0.5750
For the next $2.5 billion 0.6500 0.6500 0.5500
For the next $2.5 billion 0.6375 0.6375 0.5375
For net assets over $10 billion 0.6250 0.6250 0.5250
Average Daily Net Assets Real Asset Income
For the first $125 million 0.6000%
For the next $125 million 0.5875
For the next $250 million 0.5750
For the next $500 million 0.5625
For the next $1 billion 0.5500
For the next $3 billion 0.5250
For the next $5 billion 0.5000
For net assets over $10 billion 0.4875
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300

Notes to Financial Statements
(continued)
As of the end of reporting period, the fund-level and complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the Funds so that the total annual Fund operating expenses
(excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time period stated in the following table. However, because Class R6 and ETF Class Shares are not subject to sub-transfer agent and similar fees, the total annual fund operating expenses for the Class R6 and ETF Class Shares will be less than the expense limitation. The expense limitations in effect may be terminated or modified only with approval of shareholders of the Board.
Distribution and Service Fees:
 Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6
Shares, Class I Shares and ETF Class Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen
Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the
Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates:
The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the
Funds is recognized in "Affiliated income" on the Statement of Operations and any amounts due to the Funds at the end of the current fiscal period is recognized in "Reimbursement from Adviser" on the Statement of Assets and Liabilities.  During the current fiscal period, the values of voluntary compensation were as follows:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
Fund
Fund-Level Fee Complex-Level Fee Total Management Fee
Global Infrastructure
0.7410% 0.1544% 0.8954%
Global Real Estate Securities
0.7770 0.1544 0.9314
Real Asset Income
0.5710 0.1544 0.7254
Real Estate Securities
0.6356 0.1544 0.7900
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Global Infrastructure 1.00% July 31, 2028
Global Real Estate Securities 1.09 July 31, 2028
Real Asset Income 0.95 July 31, 2028
Real Estate Securities 0.97 July 31, 2028
Fund
Value
Global Infrastructure
$ 135,863
Global Real Estate Securities
19,775
Real Asset Income
432,554
Real Estate Securities
378,950
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
Global Infrastructure
$ 24,769 $ 21,874
Global Real Estate Securities
830 770
Real Asset Income
19,538 17,779
Real Estate Securities
10,920 9,578

During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
The Adviser has voluntarily agreed to waive its investment management fees for a Fund, and/or reimburse other expenses of the Fund, in an amount equal to the management fee of the Nuveen exchange-traded funds (the “Nuveen ETFs”) paid by the Fund on its investment in the Nuveen ETFs in order for the Fund’s net expenses to not increase due to the impact of the Nuveen ETFs’ management fees. The Adviser will adjust each Fund’s other expense reimbursement arrangements, as necessary, to record the impact of this waiver and/or reimbursement. Such voluntary commitment will be in force for as long the Fund invests in the Nuveen ETFs and may only be amended with approval of the Board. See Affiliated Investments in these
Notes to Financial Statements for more information on the Nuveen ETFs held by the Funds during the current fiscal period.
Affiliate Owned Shares:
As of the end of the reporting period, the percentage of Fund shares owned by TIAA and/or TIAA affiliates are as follows:
9. Borrowing Arrangements
Line of Credit:
The Funds, along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating
Funds have undrawn capacity. The credit facility expires in June 2027, unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.10% (1.20% prior to June 16, 2026) per annum or (b) the Fed Funds Effective Rate plus 1.10% (1.20%
prior to June 16, 2026) per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as
Fund
Commission
Advances
Global Infrastructure
$ 9,285
Global Real Estate Securities
250
Real Asset Income
12,415
Real Estate Securities

Fund
12b-1 Fees
Retained
Global Infrastructure
$ 5,151
Global Real Estate Securities
3
Real Asset Income
5,890
Real Estate Securities

Fund
CDSC
Retained
Global Infrastructure
$ 1,216
Global Real Estate Securities
—
Real Asset Income
—
Real Estate Securities
98
Underlying Fund TIAA Total
Global Infrastructure 3% 3%
Global Real Estate Securities 81 81
Real Asset Income – –
Real Estate Securities – –

Notes to Financial Statements
(continued)
a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the Funds did not utilize this facility.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Funds do not pay any remuneration to their officers, but the Funds do reimburse Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, for an allocable portion of Nuveen Fund Advisors, LLC’s cost of the compensation for the Funds’ Chief Compliance Officer. The aggregate remuneration paid to the directors (all of whom are independent) and to Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, by each Fund is reported as “Directors/Trustees fees” and “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Nuveen Global Infrastructure Fund

Nuveen Global Real Estate Securities Fund

Nuveen Real Asset Income Fund

Nuveen Real Estate Securities Fund

(collectively, the “Funds”)

I. The Approval Process

At an in-person meeting held on April 28 and 29, 2026 (the “Meeting”), the Boards of Directors or Trustees (as the case may be and, collectively, the “Board,” and each Director or Trustee, a “Board Member”) of Nuveen Investment Funds, Inc. and Nuveen Investment Trust V approved, for each of their respective applicable series thereof, the renewal of the investment management agreement (each, an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (“NFAL” or the “Adviser”). Similarly, for each applicable series, the Board approved the renewal of the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (“NAM” or the “Sub-Adviser”). At the time of the Meeting, prior to an internal restructuring pursuant to which Teachers Advisors, LLC (“TAL”) was merged into NAM (the “Restructuring”), the Nuveen fund complex consisted of the group of funds advised by NFAL (the “NFAL Funds”), including the Funds, and the group of funds advised by TAL (the “TC Funds”; the NFAL Funds and the TC Funds are collectively referred to as the “Nuveen funds” or the “funds”). TAL and NFAL were affiliates as NFAL is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”), and TAL was an indirect wholly owned subsidiary of TIAA. The Sub-Adviser is also an affiliate of NFAL.

The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the Investment Management Agreement and Sub-Advisory Agreement with respect to each Fund covered by this report.

In accordance with applicable law, following up to an initial two-year period, the Board considers the approval of the continuance of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund Adviser.”

In considering the continuance of each Advisory Agreement, the Board considered information received by it throughout the year as well as materials prepared specifically at the Board’s request for the Board’s evaluation of the Advisory Agreements at the Meeting. The Board Members considered the review of the Advisory Agreements to be an ongoing process. The Board and its committees meet regularly throughout the year, including in executive sessions, providing the Board Members with the opportunity to assess the quality and scope of the various services provided by a Fund Adviser during the year through the written materials, oral presentations and discussions with senior management. The information provided to the Board and/or its committees at these meetings covered a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements, including, but not limited to: (a) the investment performance of the Nuveen funds over various periods and the reasons for any outperformance or underperformance relative to peers and/or benchmarks or other performance metrics (as applicable); (b) strategic priorities for the business of the Adviser, including significant developments impacting a Fund Adviser; (c) product initiatives for various funds; (d) compliance, regulatory and risk management reports, including any initiatives in seeking to strengthen compliance capabilities and controls and to meet regulatory requirements, compliance policies and procedures; (e) other payments to intermediaries, including Rule 12b-1 fees (as applicable); (f) reports on the valuation of securities; (g) periodic investment team presentations; (h) evaluations on fund expenses; (i) trading practices and execution quality of portfolio transactions; and (j) management of distributions.

In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. The materials provided in conjunction with the Meeting included, among other things, (a) a description of the nature, extent and quality of services provided by the Fund Advisers; (b) a review of the Sub-Adviser and/or investment team (as applicable); (c) fund performance over various periods with a focus on funds considered to have met certain challenged performance measurements; (d) the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; (e) a list of management fees and sub-advisory fee schedules; (f) an analysis of advisory fees compared to fees assessed to other types of clients; (g) a review of temporary and/or permanent expense caps and fee waivers (as applicable); (h) a description of portfolio manager compensation; (i) certain profitability and/or financial data; (j) a summary of the investments made in 2025 by the Adviser and/or its affiliates in technology enhancements; and (k) a description of indirect benefits received by the Fund Advisers as a result of their relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each Fund to those of a peer universe and also to a peer group of funds, as well as a description of Broadridge’s methodology in compiling the expense universe and expense group, as applicable.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the Board and its committees in overseeing the applicable Nuveen funds and working with the respective Fund Advisers in their review of the Advisory Agreements.

1

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

As part of their review, the Board Members and independent legal counsel met in executive session on April 17, 2026 (the “April Executive Session”) to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information and received the responses to these follow-up questions and requests. In addition to the April Executive Session, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the materials, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.

The Board Members had the benefit of independent legal counsel during the annual review process as well as throughout the year and met with independent legal counsel at various executive sessions without the presence of any Fund Adviser management. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory Agreements on behalf of the Funds for an additional one-year period until May 1, 2027. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

In addition, as noted above, after an initial period of up to two years, the 1940 Act requires the Board to review advisory agreements on an annual basis. In connection with the annual review, management and the Board proposed to reset the annual review schedule for the Advisory Agreements to permit the agreements to continue for a one-year period until August 1st following the renewal as opposed to the current May 1st deadline. To implement the new review schedule, at its in-person meeting held on May 27-28, 2026 (the “May Meeting”), the Board approved the continuance of the Advisory Agreements through July 31, 2027. A discussion of the Board’s approval at the May Meeting of the continuance of the Advisory Agreements is set forth in Section II below.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements at the Meeting, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund. With this approach, they considered the roles of the Adviser and the Sub-Adviser in providing services to the Funds.

The Board considered that the Adviser provides a wide array of management, oversight and other services necessary to manage and operate the Funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. In its review of the services provided by the Adviser and its affiliates, the Board considered a description of the staffing levels of the investment and non-investment personnel; the experience and qualifications of key personnel; succession planning and staffing in seeking to help ensure the continuation of services and avoid business disruptions as a result of retirements or departures; business continuity functions which seek to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions; ongoing investments in the infrastructure and technology in enhancing the services provided to the applicable Nuveen funds; certain financial data of the Adviser and/or TIAA in assessing the financial stability and condition of the Adviser to continue to provide a high level of quality services to the applicable Nuveen funds; and portfolio manager compensation structure in seeking to attract and retain high quality talent.

In its evaluation, the Board considered that the Adviser is responsible for providing investment advisory services and does so indirectly through a sub-adviser. In this regard, the Funds utilize the Sub-Adviser and its investment teams to manage the portfolios of the Funds subject to the supervision of the Adviser. In evaluating the investment advisory services, the Board and/or its investment committee considered the Adviser’s role, among other things, in monitoring and reporting to the Board on fund performance, market conditions and investment team matters; setting and evaluating investment strategies, including changes to mandates, policies and benchmarks; monitoring and overseeing the performance and investment capabilities of the Sub-Adviser and/or investment teams and recommending changes thereto as appropriate; monitoring compliance with portfolio guidelines; monitoring and analyzing the trade execution of the funds’ portfolios; and managing valuation matters.

The Board considered the division of responsibilities between the Adviser and the Sub-Adviser and considered that the Sub-Adviser and its investment personnel, as noted, generally are responsible for the management of the respective Fund’s portfolio under the oversight of the Adviser and the Board. The Board considered an analysis of the Sub-Adviser which included, among other things, a summary of changes (if any) in the leadership teams and/or portfolio manager teams; the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time that met certain performance screening measurements; and data reflecting product changes (if any) taken with respect to certain funds. The Board considered that the Adviser recommended the renewal of the Sub-Advisory Agreements.

In addition to the portfolio management services provided to the Funds, the Board considered the comprehensive package of non-management services the Adviser and its various teams and affiliates provide to manage and operate the applicable Nuveen funds, including compliance, regulatory, administrative and other services which have expanded over the years as a result of market, regulatory and other developments. Such services include, but are not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers,

2

conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; regulatory and regulatory advocacy services, including monitoring regulatory developments that may impact the fund(s), responding to regulatory inquiries and examinations and fulfilling regulatory filing requirements; Board and committee support services, including organizing meetings and coordinating site visits and presentations with affiliated and/or external investment teams and providing reports on a wide range of topics relating to the operations and management of the funds, including strategic initiatives and priorities, fund performance, trade execution, securities lending (as applicable), compliance matters, valuation matters, liquidity and derivatives risk management; oversight services, including establishing and coordinating the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); and legal support services.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B. The Investment Performance of the Funds and Fund Advisers

The Board, directly or through its Investment Committee, which is comprised of all Board Members, provides oversight of the investment performance process. In evaluating the quality of the services provided by the Fund Advisers, the Board and/or its Investment Committee monitors Fund performance on an ongoing basis, which includes quarterly performance reporting at each of its quarterly meetings with an annual performance review at its February 10-12, 2026 meeting (the “February Meeting”). At the February Meeting, the Board and/or its Investment Committee considered, among other things, Fund performance over the quarter, one-, three- and five-year periods ended December 31, 2025 on an absolute basis and as compared to the performance of comparable funds (the “Performance Peer Group”) and to a benchmark for the prescribed periods. For Funds with multiple share classes, the performance data was based on Class I shares; however, the performance of other share classes was expected to be substantially similar as they invest in the same portfolio of securities, and differences in performance among the classes of a fund generally may be principally attributed to the variations in the expense structures of the share classes. Prior to the Meeting, the Board also received updated Fund performance over various periods ended March 31, 2026. In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile being the most desirable quartile ranking and the 4th quartile being the least desirable. The Board considered, in particular, the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts.

In evaluating performance, the Board considered some of the limitations of the performance data including, in particular, that differences between a Nuveen fund and its Performance Peer Group and its benchmark (such as with respect to the investment objectives and strategies) may lead to significantly different results. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of a Performance Peer Group to the respective fund as low, medium or high. In addition, the Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. The Board also considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance of the periods reviewed by the Board.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. From year to year, the Board may place different emphasis on particular performance information given changing circumstances in market and economic conditions. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records over various time periods in its discussions with management. Depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified as experiencing performance issues, the Board seeks to discuss with the Adviser the reasons for the underperformance and any recommendations to improve performance and to monitor such funds more closely until performance improves.

Additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above are set forth below in Section I.F.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

With respect to each Fund, on the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

C. Fees, Expenses and Profitability

1.	Fees and Expenses

As part of the annual review, the Board Members considered, among other things, the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective Fund (if any). In addition to the management fee arrangements, the Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective Fund.

In its review, the Board considered that the management fees of the Funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule. The Board considered that in 2024, the Board approved a revised complex-wide breakpoint schedule which simplified and reduced the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May 1, 2024. The Board considered that the complex-level component is intended to be an efficient mechanism designed to help share cost efficiencies with shareholders as the complex-wide assets grow.

The Board also considered comparative fee and expense information prepared by Broadridge, an independent third-party provider of fund data. More specifically, the Board Members generally considered, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”) and a more focused group of comparable peers (the “Expense Group”). With respect to the Broadridge comparative expense data, Broadridge applied Class I shares of the Funds. In its review of such comparative fee and expense data, the Board considered, among other things, a Fund’s quartile rankings of its contractual management fee rate, actual management fee rate and net total expense ratio within its Expense Universe and Expense Group (as applicable) with the first quartile representing the most desirable quartile ranking and the fourth quartile representing the least desirable ranking. The Board considered, in particular, each fund with a net total expense ratio that met certain expense screening criteria adopted by the Board when compared to its Expense Universe and Expense Group (if any) and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio.

In evaluating the fees and expenses of the Nuveen funds and comparative rankings, the Board considered some of the limitations which may reduce some of the value of the comparative data. In particular, although the Board considered the methodology employed by Broadridge to establish its Expense Universe and Expense Group (as applicable), the Board also considered that Broadridge had modified its methodology for open-end funds in 2025 resulting in significant changes to the composition of the Expense Universe and Expense Group (as applicable) and the comparative rankings of the funds from previous periods making comparisons of rankings from prior periods more difficult. In addition, the Board considered that the fee and expense information in the Broadridge report for each fund reflected information for a specific period and that historic asset levels and expenses may differ from current levels, particularly in a period of market volatility.

The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these differences into account in considering the comparative peer data.

The Board further considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.

With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.

Additional Fund-specific comparative fee and expense data that the Board considered in addition to that described above is set forth in Section I.F below. Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

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2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also requested and received information concerning the advisory fees and services provided to other clients of the Adviser, affiliated sub-advisers and/or advisory affiliates which may include, among others: separately managed accounts (“SMAs”), foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts (as applicable). The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the open-end funds compared to the management fee of the applicable fund. The Board considered, among other things, that differences in the breadth of services provided to the funds compared to other types of clients (including the differences in the level of advisory services required of passively managed funds compared to actively managed funds); the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the differences in regulatory, disclosure and governance requirements applicable to funds and the infrastructure and activities necessary to support such requirements; the establishment and maintenance of servicing relationships with various service providers for the funds; the differences in investment policies and strategies, investor profiles and account sizes; and other factors all may contribute to the variations in relative fee rates. Further, the Board considered the differences in risks the Adviser incurs, including entrepreneurial, legal and regulatory risks when sponsoring and managing funds compared to serving as adviser to other types of clients or sub-adviser to other funds.

With respect to the Sub-Adviser, the Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees received for retail wrap accounts and other external sub-advisory mandates.

The Board concluded that the varying levels of fees were reasonable given the foregoing.

3.	Profitability of Fund Advisers

In considering the costs of services to be provided and profits to be realized by the Adviser (which encompassed the affiliated sub-advisers) from its relationship with the Funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser (as well as the Adviser and TAL on a combined basis) attributable to servicing all applicable funds for 2025 and 2024; (c) certain profitability data of both the Adviser and TAL on a combined basis derived from the type of fund in the aggregate (i.e., from the closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2025 and 2024; and (d) certain profitability data of both the Adviser and TAL on a combined basis provided by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered estimated profitability data at the per fund level for the Adviser.

In reviewing the profitability data, the Board Members recognized the subjective nature and difficulty in calculating profitability, particularly on a per fund level. The Board considered that the information is not audited and is based on cost allocation methodologies seeking to allocate various expenses throughout the complex and among the various advisory products. The Board Members considered the allocation methodology used to prepare the profitability data but considered that other valid and reasonable methodologies also could be used and could lead to significantly different profit and loss results.

Further, the Board considered Nuveen’s estimated profitability (pre- and post-distribution margins and pre-tax) from its services to the funds compared to the profitability margins of certain peers. The Board Members, however, considered the inherent limitations of the comparative data given that profitability data is only available from peers which publish publicly available information and may be affected by numerous factors including, among other things, the types of funds a peer manages, its business mix, cost of capital, the assumptions and allocation methodology used in developing its profitability data, and fee waivers and expense reimbursements by the peer(s).

Aside from the foregoing profitability data, the Board also considered the financial condition of TIAA. The Board Members considered certain financial data of TIAA as of December 31, 2025 and 2024. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser or Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s (together with its affiliated sub-advisers) level of profitability from its relationship with the applicable Fund was not unreasonable in light of the nature, extent and quality of services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale as a fund and/or the complex grows larger. The Board considered the difficulty in measuring economies of scale with any precision but considered the various means the Fund Advisers employ to help share the benefits of economies of scale with the respective funds and their shareholders.

The Board considered the Funds’ advisory fee structure, including breakpoint schedules (as applicable). The Board considered that the management fees of the funds generally are comprised of a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. The Board considered that in 2024, the Board revised the breakpoint schedule which reduced the complex-level fee rates at various thresholds and expanded the assets included in calculating the complex-level fee rates. The Board considered that the complex-level breakpoint schedule was designed to share the benefits of economies of scale with the participating funds as a result of an increase in the asset

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

size of the complex even if the particular fund has not grown or has even declined in asset size, whereas a fund-level breakpoint schedule seeks to share economies of scale with shareholders if the particular fund grows. The Board considered the fee reductions achieved overall from the fund-level breakpoints and the complex-level breakpoints for the 2025 calendar year. In addition to the management fee structures, the Board Members also considered the temporary and/or permanent expense caps applicable to a fund (if any) which can provide a protection from an increase in expenses if the assets of the applicable funds decline. In addition, the Board considered the Adviser’s and/or affiliates’ ongoing investments in their business, including investments in various technology initiatives from which the fund complex may benefit as well as ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.

The Board further considered that the scope of services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E. Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. These benefits include, among other things, fees paid to affiliates of the Adviser for services as noted below, the sharing of personnel and investment-related infrastructure with other clients of the Adviser, the use of affiliated sub-advisers in which case all the advisory revenue generated from such funds remains within Nuveen, and the use of certain funds as investment options for other products offered by the Adviser and/or its affiliates (such as life insurance separate account products, fund of funds or 529 education savings plans).

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. To the extent an open-end fund pays 12b-1 fees, the Board Members considered that some of those fees may be retained by the Adviser’s affiliate. In addition, the Board considered that an affiliate of the Adviser received compensation in 2025 for serving as an underwriter on shelf offerings of existing closed-end Nuveen funds and reviewed the amounts paid for such services in 2025 and 2024.

In addition, the Board Members considered that the Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of their clients but such costs are reimbursed to the funds.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and non-profit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

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F. Additional Fund-Specific Factors

For each Fund, set forth below are (i) additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above; and (ii) additional Fund-specific comparative fee and expense data that the Board considered in addition to that described above.

Nuveen Global Infrastructure Fund
Relative Net Performance
	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Third Quartile	Second Quartile	Second Quartile
Performance Benchmark	Underperformed	Underperformed	Underperformed

Comparative Fees and Expenses
	Expense Group	Expense Universe
Actual Management Fee Rate	Fourth Quartile	Fourth Quartile
Net Total Expense Ratio	Second Quartile	Second Quartile

Nuveen Global Real Estate Securities Fund
Relative Net Performance
	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	First Quartile	Second Quartile	Second Quartile
Performance Benchmark	Underperformed	Outperformed	Outperformed

Comparative Fees and Expenses
	Expense Group	Expense Universe
Actual Management Fee Rate	First Quartile	First Quartile
Net Total Expense Ratio	Third Quartile	Third Quartile

•• In considering the Fund’s position relative to the peers in the Expense Group and Expense Universe, the Board considered the small size of the set of peers in the Expense Group limiting some of the value of the quartile rankings.

Nuveen Real Asset Income Fund
Relative Net Performance
	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Fourth Quartile	Second Quartile	Fourth Quartile
Performance Benchmark	Outperformed	Underperformed	Outperformed

Comparative Fees and Expenses
	Expense Group	Expense Universe
Actual Management Fee Rate	Third Quartile	Third Quartile
Net Total Expense Ratio	Fourth Quartile	Third Quartile

•• In considering performance, the Board considered, among other things, that the Performance Peer Group was classified as low for relevancy.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

Nuveen Real Estate Securities Fund
Relative Net Performance
	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Second Quartile	Third Quartile	Second Quartile
Performance Benchmark	Underperformed	Underperformed	Underperformed

Comparative Fees and Expenses
	Expense Group	Expense Universe
Actual Management Fee Rate	Second Quartile	Second Quartile
Net Total Expense Ratio	Third Quartile	Third Quartile

G. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

II. Subsequent Approvals of Advisory Agreements

As noted above, the 1940 Act provides, in general terms, that an advisory and sub-advisory agreement may continue in effect for a period of more than two years only so long as the board, including a majority of the disinterested directors or trustees, as applicable, approves its continuance. During the annual review, management and the Board proposed, in relevant part, to reset the annual review schedule for the advisory and sub-advisory agreements of the Nuveen funds to permit the agreements to continue for a one-year period until August 1st the following year as opposed to the existing May 1st annual deadline.

At its May Meeting, with respect to the Funds, the Board approved the Investment Management Agreements with certain minor changes and the Sub-Advisory Agreements to continue through July 31, 2027. As part of its review of the foregoing arrangements, the Board, through independent legal counsel, requested and received information regarding, among other things, the proposed renewal of the Advisory Agreements.

In their review, the Board Members considered that they had recently completed their annual review of the Advisory Agreements at the Meeting and many of the factors considered at the annual review were applicable to their evaluation of the continuance of the Advisory Agreements. Accordingly, in evaluating the respective advisory and sub-advisory agreements, the Board Members relied upon their knowledge and experience with the Adviser and the Sub-Adviser and considered the information received and their evaluations and conclusions drawn at the annual review. The Board considered management’s representation that the information and materials provided in connection with the annual review of the Advisory Agreements at the Meeting remained unchanged in all material respects. Further, with respect to the continuance of the Advisory Agreements, the Board considered the terms of such agreements with certain minor changes as appropriate to reflect the Restructuring.

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the fees of each of the Adviser and Sub-Adviser were reasonable in light of the services provided to each Fund and that each Advisory Agreement be renewed for an additional one-year period through July 31, 2027.

8

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Investment Funds, Inc.

Date: September 3, 2026	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 3, 2026	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: September 3, 2026	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)